                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 112                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 112                                              [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: March 10, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on March 10, 2006 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                         MARCH 10, 2006

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

American Century-Mason Street Small Cap Growth

THE FUND IS AVAILABLE  FOR PURCHASE  ONLY THROUGH  FINANCIAL  INTERMEDIARIES  BY
INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND IS CLOSED TO OTHER INVESTORS,  BUT
THOSE INVESTORS WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL  INVESTMENTS AND REINVEST
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

AN OVERVIEW OF THE FUND.........................................................

FUND PERFORMANCE HISTORY........................................................

FEES AND EXPENSES...............................................................

OBJECTIVES, STRATEGIES AND RISKS................................................

MANAGEMENT......................................................................

INVESTING DIRECTLY WITH AMERICAN CENTURY........................................

INVESTING THROUGH A FINANCIAL INTERMEDIARY......................................

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT...................................

SHARE PRICE AND DISTRIBUTIONS...................................................

TAXES...........................................................................

MULTIPLE CLASS INFORMATION......................................................

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  definitions OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund will normally  invest at least 80% of the value of its net assets (plus any borrowings for investment  purposes) in common stocks of U.S. companies with market  capitalizations that do not exceed the maximum market  capitalization of any security in the S&P  SmallCap 600(R) Index.  Securities are selected for their  above-average  growth potential  giving  consideration to factors such as company  management,  growth rate of revenues and  earnings,  opportunities  for margin expansion and strong financial characteristics.

The fund's principal risks include:

     o    MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

     o    PRICE  VOLATILITY  - The  value of the  fund's  shares  may  fluctuate significantly in the short term.

     o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them. In other words,  it is possible to lose money by investing in the fund.

     o    SMALL CAP STOCKS - The smaller companies in which the fund invests may
          present   greater   opportunities   for  capital  growth  than  larger
          companies, but also may present greater risks.

     o    FOREIGN SECURITIES - The fund may invest in foreign securities,  which can be riskier than investing in U.S. securities.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

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                                 INVESTOR   INSTITUTIONAL    A        B         C         R
                                  CLASS        CLASS       CLASS    CLASS     CLASS     CLASS
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Maximum Sales Charge (Load)       None         None        5.75%     None      None      None
Imposed on Purchases
   (as a percentage of offering
   price)

Maximum Deferred Sales Charge     None         None        None(1)   5.00%(2)  1.00%(3)  None
(Load) (as a percentage of the
   original offering price
   for B Class shares or the
   lower of the original
   offering price or
   redemption proceeds
   for A and C Class shares)

Maximum Account Maintenance Fee  $25(4)        None        None      None      None      None

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                     TOTAL
                                      DISTRIBUTION AND               ANNUAL FUND
                         MANAGEMENT   SERVICE (12B-1)   OTHER        OPERATING
                         FEE(1)       FEES(2)           EXPENSES(3)  EXPENSES
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   Investor Class          1.30%        0.00%            0.00%         1.30%
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   Institutional Class     1.10%        0.00%            0.00%         1.10%
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   A Class                 1.30%        0.25%            0.00%         1.55%
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   B Class                 1.30%        1.00%            0.00%         2.30%
-------------------------------------------------------------------------------
   C Class                 1.30%        1.00%            0.00%         2.30%
-------------------------------------------------------------------------------
   R Class                 1.30%        0.50%            0.00%         1.80%
-------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE THE  INVESTMENT  ADVISOR  UNDER
     MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES.  FOR
     MORE INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION
     AND ADMINISTRATIVE FEES, PAGE X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
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   Investor Class             $132         $410           $710          $1,558
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   Institutional Class        $112         $349           $604          $1,334
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   A Class                    $723         $1,034         $1,366        $2,302
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   B Class                    $631         $1,012         $1,319        $2,423
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   C Class                    $231         $712           $1,219        $2,607
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   R Class                    $182         $563           $968          $2,098
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The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
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   Investor Class             $132         $410           $710          $1,558
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   Institutional Class        $112         $349           $604          $1,334
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   A Class                    $723         $1,034         $1,366        $2,302
--------------------------------------------------------------------------------
   B Class                    $231         $712           $1,219        $2,423
--------------------------------------------------------------------------------
   C Class                    $231         $712           $1,219        $2,607
--------------------------------------------------------------------------------
   R Class                    $182         $563           $968          $2,098
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OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund will normally  invest at least 80% of the value of its net assets (plus any borrowings for investment  purposes) in common stocks of U.S. companies with market  capitalizations that do not exceed the maximum market  capitalization of any security in the S&P  SmallCap 600(R) Index at the time of purchase.  The fund  also may  invest in equity  securities  of  companies  with  stock  market capitalizations  less  than $500  million  at the time of  investment  (microcap companies).  Securities are selected for their  above-average  growth  potential giving  consideration  to factors  such as company  management,  growth  rate of revenues and earnings,  opportunities  for margin expansion and strong financial characteristics.

On occasion,  the fund may purchase  companies with a market  capitalization  of more than the  largest  company  in the Index.  Additionally,  the market cap of companies  in the fund and the Index will change over time due to market  forces and  periodic  rebalancing  of the  Index.  The fund will not sell a stock  just because  the  company  has  grown to a market  capitalization  of more  than the largest company in the S&P SmallCap 600(R) Index.

The fund may sell  securities  for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Although the fund's equity  investments  consist primarily of securities of U.S.
issuers,  the  fund  may  invest  up to 20%  of its  net  assets  in the  equity securities of issuers from countries  outside the United  States,  including (i)
foreign securities  denominated in a foreign currency and not publicly traded in the U.S.  and (ii) U. S.  currency  denominated  foreign  securities,  including depositary  receipts  and  depositary  shares  issued  by U.S.  banks  (American
Depositary  Receipts  or ADRs)  and  U.S.  broker-dealers  (American  Depositary
Shares).  The fund's foreign  investments  may include  securities of issuers in countries with emerging markets or economies.  Investments in foreign securities present some unique risks that are more fully described in the fund's  statement of additional information.

The fund's investments in equity securities may include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks. To a lesser degree,  the fund may invest in other types of securities and use other investment  strategies  that may  include  debt  securities,  indexed/structured securities,  high-yield/high-risk  bonds, options, futures,  forwards, swaps and other types of derivatives and exchange traded funds,  securities purchased on a when-issued,  delayed  delivery or forward  commitment  basis,  and pass-through securities (including mortgage- and asset-backed securities). Futures contracts, a type of  derivative  security,  can help the fund's cash assets  remain liquid while performing like stocks.  The fund has a policy governing futures contracts and  similar  derivative  securities  to help manage the risks of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high  quality  short term debt  securities,  including  money  market reserves.  To the extent the fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate  more  dramatically  than the overall stock market.

Small cap stocks may involve greater risks because smaller  companies often have a limited  track  record,  narrower  markets  and more  limited  managerial  and financial resources than larger, more established companies. The prices of these stocks tend to be more  volatile  and the issuers  face greater risk of business failure.

Microcap  stocks may  involve  greater  risks  because  the  prices of  microcap securities  are  generally  even more  volatile and their  markets are even less liquid relative to both small cap and large cap securities.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the fund's assets primarily in
U.S. stocks,  the funds may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors making investing in foreign securities  generally riskier than investing in U.S. stocks. To the extent a fund invests in foreign securities,  the overall risk of that fund could be affected.

The fund's  performance  also may be impacted by  investments  in initial public offerings  (IPOs).  IPOs may present  greater  risks than other  investments  in stocks because the issuers have no track record as public companies.  The impact of IPO investments  may be substantial and positive for a relatively  small fund during  periods  when the IPO market is strong.  IPOs may have less  performance impact as a fund's assets grow.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.  The advisor has hired Mason Street Advisors,  LLC (MSA), a
wholly  owned  company  of  The  Northwestern   Mutual  Life  Insurance  Company
(Northwestern  Mutual) to make the day-to-day investment decisions for the fund.
MSA performs this function  under the  supervision of the advisor and the fund's
Board of Directors.  MSA and its  predecessor,  Northwestern  Mutual  Investment
Services, LLC, have served as investment advisor to the fund and its predecessor fund since its inception.  The personnel and related  facilities of Northwestern
Mutual  and  MSA are  utilized  by MSA in  performing  its  investment  advisory functions. The address of MSA is 720 East Wisconsin Avenue, Milwaukee, Wisconsin
53202.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes,  interest,  fees and expenses of the  independent  directors  (including  legal  counsel  fees),  and extraordinary  expenses.  A  portion  of the  management  fee may be paid by the fund's  advisor to  unaffiliated  third  parties who provide  recordkeeping  and administrative services that would otherwise be performed by an affiliate of the advisor.

For funds with a stepped  fee  schedule,  the rate of the fee is  determined  by applying a fee rate calculation formula.  This formula takes into account all of the  advisor's  assets  under  management  in  the  fund's  investment  strategy
("strategy  assets") to calculate  the  appropriate  fee rate for the fund.  The strategy assets include the fund's assets and the assets of other clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised  funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating  the fee rate for a  particular  fund could  allow a fund to realize scheduled cost savings more quickly if the advisor  acquires  additional  assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client  accounts.  In  addition,  if  there  are  such  assets,  they may not be sufficient to result in a lower fee rate. Small Cap Growth's  Investor,  A, B, C and R Class will pay the  advisor a unified  management  fee of 1.30% of its pro rata share of the first $1 billion of the  strategy  assets and 1.10% of its pro rata  share  over  $1  billion  of  the  strategy  assets.  Small  Cap  Growth's
Institutional  Class will pay the advisor a unified  management  fee of 1.10% of its pro rata share of the first $1 billion of the  strategy  assets and 0.90% of its pro rata share over $1 billion of the strategy assets.

THE FUND MANAGEMENT TEAM

The advisor provides  investment  advisory and management services for the fund.
The advisor has, in turn, hired MSA to make the day-to-day  investment decisions for the fund.  MSA performs this function  under the  supervision of the advisor and the fund's Board of Directors.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is:

WILLIAM R. WALKER

Mr. Walker, Managing Director of MSA, has been a member of the team that manages
Small Cap Growth and its predecessor fund since its inception in 1997. He joined
Northwestern  Mutual in 1984.  Mr. Walker has a bachelor of science  degree from
Marquette  University and an MBA from Miami University of Oxford,  Ohio. He is a
CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
     UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS,
     IRAS   (INCLUDING   TRADITIONAL,   ROTH,   ROLLOVER,   SEP-,   SARSEP-  AND
     SIMPLE-IRAS),  AND  CERTAIN  OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE ONLY
     BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY
     BROKERAGE ACCOUNTS,  YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY
     BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

     o    American  Century's bank information:  Commerce Bank N.A., Routing No.
          101000019, Account No. 2804918

     o    Your American Century account number and fund name

     o    Your name

     o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
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americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

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IN PERSON
--------------------------------------------------------------------------------

IF YOU PREFER TO HANDLE YOUR  TRANSACTIONS IN PERSON,  VISIT ONE OF OUR INVESTOR
CENTERS  AND A  REPRESENTATIVE  CAN HELP YOU OPEN AN  ACCOUNT,  MAKE  ADDITIONAL
INVESTMENTS, AND SELL OR EXCHANGE SHARES.

o    4500 MAIN  STREET,  KANSAS  CITY,  MISSOURI -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY

o    4917 TOWN  CENTER  DRIVE,  LEAWOOD,  KANSAS -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY, 8 A.M. TO NOON, SATURDAY

o    1665 CHARLESTON ROAD, MOUNTAIN VIEW, CALIFORNIA -- 8 A.M. TO 5 P.M., MONDAY
     - FRIDAY

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BY TELEPHONE
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INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

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BY MAIL OR FAX
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P.O. BOX 419200, KANSAS CITY, MO 64141-6200  --  FAX: 816-340-7962

OPEN AN ACCOUNT:  SEND A SIGNED,  COMPLETED APPLICATION AND CHECK OR MONEY ORDER
PAYABLE TO AMERICAN CENTURY INVESTMENTS.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

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AUTOMATICALLY
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OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, B, C and R Classes are intended for  purchase by  participants  in employer-sponsored retirement or savings plans and for persons purchasing shares
through  FINANCIAL   INTERMEDIARIES  that  provide  various  administrative  and distribution services.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

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A CLASS                          B CLASS
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Initial sales charge(1)          No initial sales charge
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Generally no contingent          Contingent deferred sales charge on
deferred sales charge(2)         redemptions within six years
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12b-1 fee of 0.25%               12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature            Convert to A Class shares eight years
                                 after purchase
--------------------------------------------------------------------------------
Generally more appropriate       Aggregate purchases limited
for long-term investors          to amounts less than $100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C Class                          R Class
--------------------------------------------------------------------------------
No initial sales charge          No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales        No contingent deferred sales charge
charge on redemptions
within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%               12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature            No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited      Generally offered through
to amounts less than             qualified retirement plans and
$1,000,000; generally more       other fee-based arrangements
appropriate for short-term
investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

                                                              AMOUNT PAID TO
                           SALES CHARGE     SALES CHARGE      FINANCIAL ADVISOR
                           AS A % OF        AS A % OF NET     AS A % OF
 PURCHASE AMOUNT           OFFERING PRICE   AMOUNT INVESTED   OFFERNG PRICE

Less than $50,000             5.75%             6.10%             5.00%

50,000 - $99,999             4.75%             4.99%             4.00%

$100,000 - $249,999           3.75%             3.90%             3.25%

$250,000 - $499,999           2.50%             2.56%             2.00%

$500,000 - $999,999           2.00%             2.04%             1.75%

$1,000,000 - $3,999,999       0.00%             0.00%             1.00%(1)

$4,000,000 - $9,999,999       0.00%             0.00%             0.50%(1)

$10,000,000 or more           0.00%             0.00%             0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    Certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING           CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                   5.00%
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2nd year                                   4.00%
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3rd year                                   3.00%
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4th year                                   3.00%
--------------------------------------------------------------------------------
5th year                                   2.00%
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6th year                                   1.00%
--------------------------------------------------------------------------------
After 6th year                             None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59 1/2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your  financial  professional  must notify the fund's  transfer  agent  in  writing  at the  time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact  your  intermediary  or plan sponsor for a complete  description  of its policies. Copies of the fund's annual report, semiannual report and statement of additional  information  are available from your financial  intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our  family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.  For  Institutional  Class shares, we reserve the right to convert  your shares to  Investor  Class  shares of the same fund.  The
Investor  Class shares have a unified  management  fee that is 0.20% higher than the Institutional Class. A, B, and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

     o    You have chosen to conduct  business in writing only and would like to redeem over $100,000.

     o    Your  redemption or  distribution  check,  Check-A-Month  or automatic redemption is made payable to someone other than the account owners.

     o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

     o    You are transferring ownership of an account over $100,000.

     o    You change your address and request a redemption  over $100,000 within
          15 days.

     o    You change your bank  information  and request a redemption  within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund generally pays distributions from net income and capital gains, if any, once a year in December. It may make more frequent distributions,  if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                         TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                     AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                 Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (>1 year)
and Qualified Dividend Income                  5%                   15%
--------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each  calendar  year in an annual  tax  mailing.  Distributions  also may be subject to state and local taxes.  Because  everyone's  tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  six  classes of shares of the fund:  Investor  Class,
Institutional Class, A Class, B Class, C Class and R Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  herein,  all  classes  of shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets. Each class, except Investor Class and Institutional  Class, offered by this  prospectus  has a 12b-1  plan.  The plans  provide  for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R Class
to the distributor for certain ongoing  shareholder and administrative  services and  for  distribution  services,  including  past  distribution  services.  The distributor  pays all or a portion of such fees to the financial  intermediaries that make the classes available. Because these fees are used to pay for services that are not related to prospective  sales of the fund, each class will continue to make payments under its plan even if it is closed to new  investors.  Because these fees are paid out of the  fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.  The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans and their  terms,  see  MULTIPLE  CLASS
STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the address or telephone numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o   EDGAR database at sec.gov
                            o   By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE      TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

   Investor Class               XX             N/A            N/A
--------------------------------------------------------------------------------
   Institutional Class          XX             N/A            N/A
--------------------------------------------------------------------------------
   A Class                      XX             N/A            N/A
--------------------------------------------------------------------------------
   B Class                      XX             N/A            N/A
--------------------------------------------------------------------------------
   C Class                      XX             N/A            N/A
--------------------------------------------------------------------------------
   R Class                      XX             N/A            N/A

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0602

SH-PRS-XXXXX

                                                       MARCH 10, 2006

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

American Century-Mason Street Mid Cap Growth

THE FUND IS AVAILABLE  FOR PURCHASE  ONLY THROUGH  FINANCIAL  INTERMEDIARIES  BY
INVESTORS WHO SEEK ADVICE FROM THEM. THE FUND IS CLOSED TO OTHER INVESTORS,  BUT
THOSE INVESTORS WITH OPEN ACCOUNTS MAY MAKE ADDITIONAL  INVESTMENTS AND REINVEST
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS LONG AS SUCH ACCOUNTS REMAIN OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

AN OVERVIEW OF THE FUND.........................................................

FUND PERFORMANCE HISTORY........................................................

FEES AND EXPENSES...............................................................

INVESTMENT OBJECTIVES AND STRATEGIES............................................

MANAGEMENT......................................................................

INVESTING DIRECTLY WITH AMERICAN CENTURY........................................

INVESTING THROUGH A FINANCIAL INTERMEDIARY......................................

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT...................................

SHARE PRICE AND DISTRIBUTIONS...................................................

TAXES...........................................................................

MULTIPLE CLASS INFORMATION......................................................

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  definitions OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund will normally  invest at least 80% of the value of its net assets (plus any borrowings for investment  purposes) in stocks of U.S. companies with market capitalizations  in the range  represented  by the S&P MidCap 400(R) Index.  The fund investS primarily in stocks of small and mid-sized  companies  selected for their  above-average  growth potential  giving  consideration to factors such as company  management,  growth rate of revenues and  earnings,  opportunities  for margin expansion and strong financial characteristics.

The fund's principal risks include:

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    MID CAP STOCKS - The  mid-sized  companies  in which the fund  invests  may present greater opportunities for capital growth than larger companies, but also may present greater risks.

o    FOREIGN SECURITIES - The fund may invest in foreign  securities,  which can be riskier than investing in U.S. securities.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
x.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

                                           INVESTOR  INSTITUTIONAL    A       B         C        R
                                           CLASS     CLASS          CLASS   CLASS     CLASS    CLASS
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                None      None           5.75%    None      None      None
   Imposed on Purchases
   (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)       None      None          None(1)  5.00%(2)  1.00%(3)   None
   (as a percentage of the original
   offering price for  B Class shares
   or the lower of the original offering
   price or redemption proceeds for A
   and C Class shares)

   Maximum Account Maintenance Fee         $25(4)    None           None     None      None      None
-------------------------------------------------------------------------------------------------

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                    TOTAL
                                     DISTRIBUTION                   ANNUAL FUND
                         MANAGEMENT  AND SERVICE       OTHER        OPERATING
                         FEE(1)      (12B-1) FEES(2)   EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
   Investor Class        1.20%         0.00%            0.00%         1.20%
--------------------------------------------------------------------------------
   Institutional Class   1.00%         0.00%            0.00%         1.00%
--------------------------------------------------------------------------------
   A Class               1.20%         0.25%            0.00%         1.45%
--------------------------------------------------------------------------------
   B Class               1.20%         1.00%            0.00%         2.20%
--------------------------------------------------------------------------------
   C Class               1.20%         1.00%            0.00%         2.20%
--------------------------------------------------------------------------------
   R Class               1.20%         0.50%            0.00%         1.70%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES.  FOR
     MORE INFORMATION, SEE Multiple Class Information AND Service,  Distribution
     and Administrative Fees, PAGE X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                             1 YEAR      3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
  Investor Class             $122        $380           $657          $1,447
--------------------------------------------------------------------------------
  Institutional Class        $102        $318           $551          $1,219
--------------------------------------------------------------------------------
  A Class                    $713        $1,005         $1,318        $2,199
--------------------------------------------------------------------------------
  B Class                    $621        $983           $1,269        $2,322
--------------------------------------------------------------------------------
  C Class                    $221        $683           $1,169        $2,508
--------------------------------------------------------------------------------
  R Class                    $172        $533           $917          $1,993
--------------------------------------------------------------------------------

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges:

                             1 YEAR      3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
  Investor Class             $122        $380           $657          $1,447
--------------------------------------------------------------------------------
  Institutional Class        $102        $318           $551          $1,219
--------------------------------------------------------------------------------
  A Class                    $713        $1,005         $1,318        $2,199
--------------------------------------------------------------------------------
  B Class                    $221        $683           $1,169        $2,322
--------------------------------------------------------------------------------
  C Class                    $221        $683           $1,169        $2,508
--------------------------------------------------------------------------------
  R Class                    $172        $533           $917          $1,993
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund will normally  invest at least 80% of the value of its net assets (plus any borrowings for investment  purposes) in stocks of U.S. companies with market capitalizations  in the range  represented by the S&P MidCap 400(R) Index at the time of purchase. The fund invests primarily in stocks of companies selected for their above-average growth potential giving consideration to factors such as company  management,  growth rate of revenues and  earnings,  opportunities  for margin expansion and strong financial characteristics.

The fund may sell  securities  for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.  However, the fund will not sell a stock just because a mid-sized  company in which it invests has grown into a large-sized company.

Although the fund's equity  investments  consist primarily of securities of U.S.
issuers,  the  fund  may  invest  up to 20%  of its  net  assets  in the  equity securities of issuers from countries  outside the United  States,  including (i)
foreign securities  denominated in a foreign currency and not publicly traded in the U.S.  and (ii) U. S.  currency  denominated  foreign  securities,  including depositary  receipts  and  depositary  shares  issued  by U.S.  banks  (American
Depositary  Receipts  or ADRs)  and  U.S.  broker-dealers  (American  Depositary
Shares).  The fund's foreign  investments  may include  securities of issuers in countries with emerging markets or economies.  Investments in foreign securities present some unique risks that are more fully described in the fund's  statement of additional information.

The fund's investments in equity securities may include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks. To a lesser degree,  the fund may invest in other types of securities and use other investment  strategies  that may  include  debt  securities,  indexed/structured securities,  high-yield/high-risk  bonds, options, futures,  forwards, swaps and other types of derivatives and exchange traded funds,  securities purchased on a when-issued,  delayed  delivery or forward  commitment  basis,  and pass-through securities (including mortgage- and asset-backed securities). Futures contracts, a type of  derivative  security,  can help the fund's cash assets  remain liquid while performing like stocks.  The fund has a policy governing futures contracts and  similar  derivative  securities  to help manage the risks of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high  quality  short term debt  securities,  including  money  market reserves.  To the extent the fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate more dramatically than the overall stock markets.

Mid-cap  stocks may involve  greater  risks  because the value of  securities of medium  size,  less  well-known  issuers  can be  more  volatile  than  that  of relatively  larger  issuers  and can react  differently  to  issuer,  political, market, and economic  developments than the market as a whole and other types of stocks.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers intend to invest the funds' assets primarily in
U.S. stocks,  the funds may invest in securities of foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S.  stocks.  To the extent a fund invests in foreign  securities,  the overall risk of that fund could be affected.

[The fund's  performance  also may be impacted by  investments in initial public offerings  (IPOs).  IPOs may present  greater  risks than other  investments  in stocks because the issuers have no track record as public companies.  The impact of IPO investments  may be substantial and positive for a relatively  small fund during  periods  when the IPO market is strong.  IPOs may have less  performance impact as a fund's assets grow.]

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.  The advisor has hired Mason Street Advisors,  LLC (MSA), a
wholly  owned  company  of  The  Northwestern   Mutual  Life  Insurance  Company
(Northwestern  Mutual) to make the day-to-day investment decisions for the fund.
MSA performs this function  under the  supervision of the advisor and the fund's
Board of Directors.  MSA and its  predecessor,  Northwestern  Mutual  Investment
Services, LLC, have served as investment advisor to the fund and its predecessor fund since its inception.  The personnel and related  facilities of Northwestern
Mutual  and  MSA are  utilized  by MSA in  performing  its  investment  advisory functions. The address of MSA is 720 East Wisconsin Avenue, Milwaukee, Wisconsin
53202.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes,  interest,  fees and expenses of the  independent  directors  (including  legal  counsel  fees),  and extraordinary  expenses.  A  portion  of the  management  fee may be paid by the fund's  advisor to  unaffiliated  third  parties who provide  recordkeeping  and administrative services that would otherwise be performed by an affiliate of the advisor.

For funds with a stepped  fee  schedule,  the rate of the fee is  determined  by applying a fee rate calculation formula.  This formula takes into account all of the  advisor's  assets  under  management  in  the  fund's  investment  strategy
("strategy  assets") to calculate  the  appropriate  fee rate for the fund.  The strategy assets include the fund's assets and the assets of other clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised  funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating  the fee rate for a  particular  fund could  allow a fund to realize scheduled cost savings more quickly if the advisor  acquires  additional  assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client  accounts.  In  addition,  if  there  are  such  assets,  they may not be sufficient to result in a lower fee rate. Mid Cap Growth's Investor, A, B, C and
R Class will pay the advisor a unified  management  fee of 1.20% of its pro rata share of the first $500 million of the strategy assets and 1.00% of its pro rata share over $500 million of the strategy assets.  Mid Cap Growth's  Institutional
Class  will pay the  advisor a unified  management  fee of 1.00% of its pro rata share of the first $500 million of the strategy assets and 0.80% of its pro rata share over $500 million of the strategy assets.

THE FUND MANAGEMENT TEAM

The advisor provides  investment  advisory and management services for the fund.
The advisor has, in turn, hired MSA to make the day-to-day  investment decisions for the fund.  MSA performs this function  under the  supervision of the advisor and the fund's Board of Directors.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund:

WILLIAM R. WALKER

Mr. Walker, Managing Director of MSA, has been a member of the team that manages
Small Cap Growth and its predecessor fund since its inception in 1997. He joined
Northwestern  Mutual in 1984.  Mr. Walker has a bachelor of science  degree from
Marquette  University and an MBA from Miami University of Oxford,  Ohio. He is a
CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
     UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS,
     IRAS   (INCLUDING   TRADITIONAL,   ROTH,   ROLLOVER,   SEP-,   SARSEP-  AND
     SIMPLE-IRAS),  AND  CERTAIN  OTHER  RETIREMENT  ACCOUNTS.  IF YOU HAVE ONLY
     BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY
     BROKERAGE ACCOUNTS,  YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY
     BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

     o    American  Century's bank information:  Commerce Bank N.A., Routing No.
          101000019, Account No. 2804918

     o    Your American Century account number and fund name

     o    Your name

     o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

IF YOU PREFER TO HANDLE YOUR  TRANSACTIONS IN PERSON,  VISIT ONE OF OUR INVESTOR
CENTERS  AND A  REPRESENTATIVE  CAN HELP YOU OPEN AN  ACCOUNT,  MAKE  ADDITIONAL
INVESTMENTS, AND SELL OR EXCHANGE SHARES.

o    4500 MAIN  STREET,  KANSAS  CITY,  MISSOURI -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY

o    4917 TOWN  CENTER  DRIVE,  LEAWOOD,  KANSAS -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY, 8 A.M. TO NOON, SATURDAY

o    1665 CHARLESTON ROAD, MOUNTAIN VIEW, CALIFORNIA -- 8 A.M. TO 5 P.M., MONDAY
     - FRIDAY

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. BOX 419200, KANSAS CITY, MO 64141-6200  --  FAX: 816-340-7962

OPEN AN ACCOUNT:  SEND A SIGNED,  COMPLETED APPLICATION AND CHECK OR MONEY ORDER
PAYABLE TO AMERICAN CENTURY INVESTMENTS.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, B, C and R Classes are intended for  purchase by  participants  in employer-sponsored retirement or savings plans and for persons purchasing shares
through  FINANCIAL   INTERMEDIARIES  that  provide  various  administrative  and distribution services.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

--------------------------------------------------------------------------------
A CLASS                                  B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                  No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                  Contingent deferred sales charge on
deferred sales charge(2)                 redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                       12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                    Convert to A Class shares eight years
                                         after purchase
--------------------------------------------------------------------------------
Generally more appropriate               Aggregate purchases limited
for long-term investors                  to amounts less than $100,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C Class                                  R Class
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge         No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to           Generally offered through
amounts less than $1,000,000;            qualified retirement plans and
generally more appropriate for           other fee-based arrangements
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

                                                              AMOUNT PAID
                           SALES CHARGE     SALES CHARGE      TO FINANCIAL
                           AS A % OF        AS A % OF NET     ADVISOR AS A %
  PURCHASE AMOUNT          OFFERING PRICE   AMOUNT INVESTED   OF OFFERING PRICE

Less than $50,000             5.75%            6.10%             5.00%

$50,000 - $99,999             4.75%            4.99%             4.00%

$100,000 - $249,999           3.75%            3.90%             3.25%

$250,000 - $499,999           2.50%            2.56%             2.00%

$500,000 - $999,999           2.00%            2.04%             1.75%

$1,000,000 - $3,999,999       0.00%            0.00%             1.00%(1)

$4,000,000 - $9,999,999       0.00%            0.00%             0.50%(1)

$10,000,000 or more           0.00%            0.00%             0.25%(1)

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Qualified retirement plan purchases

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    Certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                     5.00%
--------------------------------------------------------------------------------
2nd year                                     4.00%
--------------------------------------------------------------------------------
3rd year                                     3.00%
--------------------------------------------------------------------------------
4th year                                     3.00%
--------------------------------------------------------------------------------
5th year                                     2.00%
--------------------------------------------------------------------------------
6th year                                     1.00%
--------------------------------------------------------------------------------
After 6th year                               None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     o    12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     o    12% of the original purchase cost for B Class shares

     o    12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59 1/2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account.  You or your  financial  professional  must notify the fund's  transfer  agent  in  writing  at the  time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact  your  intermediary  or plan sponsor for a complete  description  of its policies. Copies of the fund's annual report, semiannual report and statement of additional  information  are available from your financial  intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.  For  Institutional  Class shares, we reserve the right to convert  your shares to  Investor  Class  shares of the same fund.  The
Investor  Class shares have a unified  management  fee that is 0.20% higher than the Institutional Class. A, B, and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

     o    You have chosen to conduct  business in writing only and would like to redeem over $100,000.

     o    Your  redemption or  distribution  check,  Check-A-Month  or automatic redemption is made payable to someone other than the account owners.

     o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

     o    You are transferring ownership of an account over $100,000.

     o    You change your address and request a redemption  over $100,000 within
          15 days.

     o    You change your bank  information  and request a redemption  within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund generally pays distributions from net income and capital gains, if any, once a year in December. It may make more frequent distributions,  if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any
distributions   received  with  your   redemption   proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (>1 year)
and Qualified Dividend Income                5%                    15%
--------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers  six  classes of shares of the fund:  Investor  Class,
Institutional Class, A Class, B Class, C Class and R Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  herein,  all  classes  of shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets. Each class, except Investor Class and Institutional  Class, offered by this  prospectus  has a 12b-1  plan.  The plans  provide  for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R Class
to the distributor for certain ongoing  shareholder and administrative  services and  for  distribution  services,  including  past  distribution  services.  The distributor  pays all or a portion of such fees to the financial  intermediaries that make the classes available. Because these fees are used to pay for services that are not related to prospective  sales of the fund, each class will continue to make payments under its plan even if it is closed to new  investors.  Because these fees are paid out of the  fund's  assets on an  ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.  The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.  For additional  information  about the plans and their  terms,  see  MULTIPLE  CLASS
STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the address or telephone numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o  EDGAR database at sec.gov
                            o  By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE       TICKER         NEWSPAPER LISTING

   Investor Class             XX              N/A            N/A

   Institutional Class        XX              N/A            N/A

   A Class                    XX              N/A            N/A

   B Class                    XX              N/A            N/A

   C Class                    XX              N/A            N/A

   R Class                    XX              N/A            N/A

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS

P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878
americancentury.com

0602

SH-PRS-XXXXX

                                                March 10, 2006

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY MUTUAL FUNDS, INC.

Balanced Fund
Capital Growth Fund
Capital Value Fund
Focused Growth Fund
Fundamental Equity Fund
Giftrust(R) Fund
Growth Fund
Heritage Fund
American Century-Mason Street Mid Cap Growth Fund
New Opportunities Fund
New Opportunities II Fund
Select Fund
American Century-Mason Street Small Cap Growth
Ultra(R) Fund
Veedot(R) Fund
VistaSM Fund

This  statement of additional  information  adds to the discussion in the funds'
prospectuses  dated March 1, 2006 and March 10, 2006,  but is not a  prospectus.
The statement of additional  information  should be read in conjunction with the funds' current  prospectuses.  If you would like a copy of a prospectus,  please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at americancentury.com.

This  statement of  additional  information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

American Century Investment Services, Inc., Distributor

(C)2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

THE FUNDS' HISTORY...........................................................x

FUND INVESTMENT GUIDELINES...................................................x
      Capital Growth, Focused Growth, Fundamental Equity,
      Giftrust, Growth, Heritage, Mid Cap Growth,
      New Opportunities, New Opportunities II, Select,
      Small Cap Growth, Ultra, Veedot, Vista.................................x
      Balanced...............................................................x
      Capital Value..........................................................x

FUND INVESTMENTS AND RISKS...................................................x
      Investment Strategies and Risks........................................x
      Investment Policies....................................................x
      Portfolio Turnover.....................................................x

MANAGEMENT...................................................................x
      The Board of Directors.................................................x
      Ownership of Fund Shares...............................................x
      Code of Ethics.........................................................x
      Proxy Voting Guidelines................................................x
      Disclosure of Portfolio Holdings.......................................x

THE FUNDS' PRINCIPAL SHAREHOLDERS............................................x

SERVICE PROVIDERS............................................................x
      Investment Advisor.....................................................x
      Subadvisor.............................................................x
      Portfolio Managers.....................................................x
      Transfer Agent and Administrator.......................................x
      Distributor............................................................x
      Custodian Banks........................................................x
      Independent Registered Public Accounting Firm..........................x

BROKERAGE ALLOCATION.........................................................x
      Capital Growth, Capital Value, Focused Growth,
      Fundamental Equity, Giftrust, Growth, Heritage,
      Mid Cap Growth, New Opportunities, New Opportunities II,
      Select, Small Cap Growth, Ultra, Veedot, Vista
      and the Equity Portion of Balanced.....................................x
      The Fixed-Income Portion of Balanced...................................x
      Regular Broker-Dealers.................................................x

INFORMATION ABOUT FUND SHARES................................................x
      Multiple Class Structure...............................................x
      Buying and Selling Fund Shares.........................................x
      Valuation of a Fund's Securities.......................................x

TAXES........................................................................x
      Federal Income Tax.....................................................x
      State and Local Taxes..................................................x

FINANCIAL STATEMENTS.........................................................x

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS...............................x

THE FUNDS' HISTORY

American  Century  Mutual  Funds,  Inc.  is  a  registered  open-end  management investment  company that was organized in 1957 as a Delaware  corporation  under the  name  Twentieth  Century  Investors,  Inc.  On July 2,  1990,  the  company reorganized as a Maryland  corporation,  and in January 1997 it changed its name to American Century Mutual Funds,  Inc.  Throughout this statement of additional information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                               TICKER SYMBOL          INCEPTION DATE
--------------------------------------------------------------------------------
BALANCED

   Investor Class                     TWBIX                 10/20/1988
--------------------------------------------------------------------------------
   Institutional Class                ABINX                 05/01/2000
--------------------------------------------------------------------------------
   Advisor Class                      TWBAX                 01/06/1997
--------------------------------------------------------------------------------
CAPITAL GROWTH

   Investor Class                     ACLIX                 07/29/2005
--------------------------------------------------------------------------------
   Institutional Class                APLIX                 07/29/2005
--------------------------------------------------------------------------------
   A Class                            ACCGX                 02/27/2004
--------------------------------------------------------------------------------
   B Class                            ACGBX                 02/27/2004
--------------------------------------------------------------------------------
   C Class                            ACPGX                 02/27/2004
--------------------------------------------------------------------------------
   R Class                            APWRX                 07/29/2005
--------------------------------------------------------------------------------
CAPITAL VALUE

   Investor Class                     ACTIX                 03/31/1999
--------------------------------------------------------------------------------
   Institutional Class                ACPIX                 03/01/2002
--------------------------------------------------------------------------------
   Advisor Class                      ACCVX                 05/14/2003
--------------------------------------------------------------------------------
FOCUSED GROWTH

   Investor Class                     AFSIX                 02/28/2005
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY

   Investor Class                     AFDIX                 07/29/2005
--------------------------------------------------------------------------------
   Institutional Class                AFEIX                 07/29/2005
--------------------------------------------------------------------------------
   A Class                            AFDAX                 11/30/2004
--------------------------------------------------------------------------------
   B Class                            AFDBX                 11/30/2004
--------------------------------------------------------------------------------
   C Class                            AFDCX                 11/30/2004
--------------------------------------------------------------------------------
   R Class                            AFDRX                 07/29/2005
--------------------------------------------------------------------------------
GIFTRUST

   Investor Class                     TWGTX                 11/25/1983
--------------------------------------------------------------------------------
GROWTH

   Investor Class                     TWCGX                 10/31/1958
--------------------------------------------------------------------------------
   Institutional Class                TWGIX                 06/16/1997
--------------------------------------------------------------------------------
   C Class                            TWGCX                 11/28/2001
--------------------------------------------------------------------------------
   R Class                            AGWRX                 08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                      TCRAX                 06/04/1997
--------------------------------------------------------------------------------
HERITAGE

   Investor Class                     TWHIX                 11/10/1987
--------------------------------------------------------------------------------
   Institutional Class                ATHIX                 06/16/1997
--------------------------------------------------------------------------------
   C Class                            AHGCX                 06/26/2001
--------------------------------------------------------------------------------
   Advisor Class                      ATHAX                 07/11/1997
--------------------------------------------------------------------------------

FUND                             TICKER SYMBOL        INCEPTION DATE
--------------------------------------------------------------------------------
MID CAP GROWTH

   Investor Class                     x                     x
--------------------------------------------------------------------------------
   Institutional Class                x                     x
--------------------------------------------------------------------------------
   A Class                            x                     x
--------------------------------------------------------------------------------
   B Class                            x                     x
--------------------------------------------------------------------------------
   C Class                            x                     x
--------------------------------------------------------------------------------
   R Class                            x                     x
--------------------------------------------------------------------------------
NEW OPPORTUNITIES

   Investor Class                     TWNOX                12/26/1996
--------------------------------------------------------------------------------
NEW OPPORTUNITIES II

   Investor Class                     ANOIX                06/01/2001
--------------------------------------------------------------------------------
   Institutional Class                N/A                  N/A
--------------------------------------------------------------------------------
   A Class                            ANOAX                01/31/2003
--------------------------------------------------------------------------------
   B Class                            ANOBX                01/31/2003
--------------------------------------------------------------------------------
   C Class                            ANOCX                01/31/2003
--------------------------------------------------------------------------------
SELECT

   Investor Class                     TWCIX                10/31/1958
--------------------------------------------------------------------------------
   Institutional Class                TWSIX                03/13/1997
--------------------------------------------------------------------------------
   A Class                            AASLX                01/31/2003
--------------------------------------------------------------------------------
   B Class                            ABSLX                01/31/2003
--------------------------------------------------------------------------------
   C Class                            ACSLX                01/31/2003
--------------------------------------------------------------------------------
   R Class                            ASERX                07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                      TWCAX                08/08/1997
--------------------------------------------------------------------------------
SMALL CAP GROWTH

   Investor Class                     x                        x
--------------------------------------------------------------------------------
   Institutional Class                x                        x
--------------------------------------------------------------------------------
   A Class                            x                        x
--------------------------------------------------------------------------------
   B Class                            x                        x
--------------------------------------------------------------------------------
   C Class                            x                        x
--------------------------------------------------------------------------------
   R Class                            x                        x
--------------------------------------------------------------------------------
ULTRA

   Investor Class                     TWCUX                11/02/1981
--------------------------------------------------------------------------------
   Institutional Class                TWUIX                11/14/1996
--------------------------------------------------------------------------------
   C Class                            TWCCX                10/29/2001
--------------------------------------------------------------------------------
   R Class                            AULRX                08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                      TWUAX                10/02/1996
--------------------------------------------------------------------------------
VEEDOT

   Investor Class                     AMVIX                11/30/1999
--------------------------------------------------------------------------------
   Institutional Class                AVDIX                08/01/2000
--------------------------------------------------------------------------------
VISTA

   Investor Class                     TWCVX                11/25/1983
--------------------------------------------------------------------------------
   Institutional Class                TWVIX                11/14/1996
--------------------------------------------------------------------------------
   C Class                            TWVCX                07/18/2001
--------------------------------------------------------------------------------
   R Class                            AVTRX                07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                      TWVAX                10/02/1996
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing each fund's assets.  Descriptions  of the investment  techniques and risks  associated  with each appear in the section,  Investment  Strategies  and
Risks,  which begins on page x. In the case of the funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the prospectuses.

Each fund,  other than Focused  Growth and Veedot,  is diversified as defined in the Investment  Company Act of 1940 (the  Investment  Company Act).  Diversified
means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total  assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Focused Growth and Veedot are nondiversified.  Nondiversified  means that a fund may invest a greater  portion of its  assets in a smaller  number of  securities than a diversified  fund.  Although Veedot's  portfolio  managers expect that it
will  ordinarily   satisfy  the   requirements   of  a  diversified   fund,  its
nondiversified  status gives it more  flexibility  to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

CAPITAL GROWTH, FOCUSED GROWTH,  FUNDAMENTAL EQUITY, GIFTRUST, GROWTH, HERITAGE,
MID CAP GROWTH,  NEW  OPPORTUNITIES,  NEW  OPPORTUNITIES  II, SELECT,  SMALL CAP
GROWTH, ULTRA, VEEDOT AND VISTA

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund will generally  consist of domestic and foreign common stocks,  convertible debt securities and equity-equivalent  securities.  However,  subject to the specific limitations  applicable to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments  and may use other techniques,  such as those reflected in the FUND  INVESTMENTS AND RISKS section, when such a course is deemed  appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers intend to keep the funds fully  invested,  regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities,  or for any other reason including the desire to take a temporary  defensive  position,  the funds may invest up to 100% of their assets in U.S. government securities. With regard to Veedot, the portfolio managers intend to keep the fund fully invested so long as the methodology  identifies  sufficient  accelerating  securities whose share price  patterns  suggest their stock prices are likely to increase in value.  In most  circumstances,  each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while  maintaining  liquidity.  As mentioned in the prospectuses,  the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES,  page x, SHORT-TERM SECURITIES, page x and FUTURES AND OPTIONS, page
x.

BALANCED

In general,  within the restrictions outlined here and in the fund's prospectus, the  portfolio  managers  have broad powers to decide how to invest fund assets, including the power to hold them uninvested.  As a matter of fundamental policy, the managers  will invest  approximately  60% of the fund's  portfolio in equity securities  and the remainder in bonds and other  fixed-income  securities.  The equity portion of the fund  generally  will be invested in equity  securities of companies  comprising the 1,500 largest  publicly traded companies in the United
States.  The fund's investment  approach may cause its equity portion to be more heavily invested in some industries than in others.  However,  it may not invest more  than  25% of its  total  assets  in  companies  whose  principal  business activities are in the same industry.  In addition,  as a diversified  investment company,  its  investments in a single issue are limited,  as described above in
FUND INVESTMENT  GUIDELINES.  The portfolio  managers also may purchase  foreign securities, convertible securities,  equity-equivalent securities, non-leveraged futures contracts and similar securities, and short-term securities.

The fixed-income portion of the fund generally will be invested in a diversified
portfolio  of  high-grade  government,   corporate,   asset-backed  and  similar
securities. There are no maturity restrictions on the fixed-income securities in which the fund  invests,  but  under  normal  conditions  the  weighted  average maturity for the  fixed-income  portion of the fund will be in the  3-to-10-year
range.   The  managers  will  actively  manage  the  portfolio,   adjusting  the
portfolio's  weighted  average  maturity  in  response  to  expected  changes in interest  rates.  During  periods of rising  interest  rates,  or when rates are expected to rise, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price  declines  on the fund's net asset  value.  When interest  rates are falling,  or expected to fall,  and bond prices  rising,  or expected to rise, a longer weighted average  portfolio  maturity may be adopted.
The  restrictions  on the quality of the  fixed-income  securities  the fund may purchase are described in the prospectus.  For a description of the fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page x.

CAPITAL VALUE

The  portfolio  managers  will  invest  primarily  in  stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The portfolio  managers  will  usually  purchase  common  stocks of U.S. and foreign companies,  but they can purchase  other types of  securities  as well,  such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

FOREIGN SECURITIES

Mid Cap Growth  and Small Cap  Growth  may  invest up to 20% of their  assets in equity  securities of foreign  issuers.  The other funds may invest an unlimited portion of their total assets in the securities of foreign  issuers,  when these securities  meet its  standards of  selection.  These funds may invest in common stocks,  convertible  securities,  preferred stocks, bonds, notes and other debt
securities  of  foreign  issuers,   foreign   governments  and  their  agencies.
Securities  of  foreign  issuers  may trade in the U.S.  or  foreign  securities markets.

The funds may purchase  foreign  securities of issuers whose principal  business activities  are located in developed and emerging  market  countries.  The funds consider developed countries to include Australia,  Austria,  Belgium,  Bermuda,
Canada, Denmark,  Finland,  France, Germany,  Greece, Hong Kong, Ireland, Italy,
Japan, Luxembourg,  The Netherlands,  New Zealand, Norway, Portugal,  Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are described more  accurately as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The funds'  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Directors as necessary.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may  invest  the  following  portions  of their  assets in the  equity securities  of issuers  with  limited  operating  histories:  Balanced,  Capital
Growth,  Focused Growth,  Fundamental Equity, Growth, Select and Ultra up to 5%;
Giftrust,  Heritage, [Mid Cap Growth], New Opportunities,  New Opportunities II,
[Small  Cap  Growth],  Veedot and Vista up to 10%.  Capital  Value may invest an unlimited  portion of its equity  securities  in issuers with limited  operating histories.  The managers  consider an issuer to have a limited operating history if that  issuer has a record of less than three years of  continuous  operation.
The  managers  will   consider   periods  of  capital   formation,   incubation,
consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  these funds may invest a portion of their  assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in whichthe  fund  generally  invests  at a time  when the  fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income  funds, or the S&P 500 Index for equity  funds.  The managers also may engage in futures and options  transactions  based on specific  securities,  such as U.S. Treasury bonds or notes.  Futures  contracts  are traded on national  futures  exchanges.
Futures exchanges and trading are regulated under the Commodity  Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has  previously  been  bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page  x.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so;

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  The fund will cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that the fund is not able to cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated  to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

DEBT SECURITIES

Each of the funds may  invest in debt  securities  when the  portfolio  managers believe such  securities  represent an attractive  investment  for the fund. The funds may invest in debt securities for income, or as a defensive  strategy when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities generally will be limited to investment-grade obligations. Investment grade means that at the time of purchase,  such obligations are rated within the
four  highest   categories  by  a  nationally   recognized   statistical  rating
organization (for example,  at least Baa by Moody's Investors  Service,  Inc. or
BBB by  Standard  & Poor's  Corporation),  or, if not rated,  are of  equivalent investment  quality as determined by the fund's  advisor.  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

Mid Cap  Growth  and Small Cap  Growth  will not  invest  more than 10% of their assets in high-yield, high risk bonds.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the  issuer's  full faith and credit  based on its ability to levy taxes for the timely  payment of interest and repayment of  principal,  although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and  seaport  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the  facility's operator to meet financial  obligations,  and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The portfolio  managers  expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts  attached  only from  sellers  deemed  creditworthy  by the  portfolio managers under the direction of the Board of Directors.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

ZERO-COUPON AND STEP-COUPON SECURITIES

The funds may purchase  zero-coupon debt securities.  Zero-coupon  securities do not make  regular cash  interest  payments,  and are sold at a deep  discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities.  Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income,  federal  income tax law  requires  the holder to include in income each year the portion of any original issue discount and other noncash income on such securities  accrued  during  that year.  In order to  continue  to  qualify  for treatment as a regulated  investment company under the Internal Revenue Code and avoid certain  excise tax, the funds are required to make  distributions  of any original  issue  discount  and  other  noncash  income  accrued  for each  year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

The funds may hold inverse floaters.  An inverse floater is a type of derivative security  that bears an interest  rate that moves  inversely to market  interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market  fixed rate of interest,  reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with  administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate. The secondary market for floaters and inverse floaters may be limited.  The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are  backed by the full  faith and  credit of the U.S.
government,  and  some  are  guaranteed  only  by  the  issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

MORTGAGE-BACKED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage  lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential  pay or plain  vanilla  CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

MORTGAGE DOLLAR ROLLS

The  Balanced  Fund may enter into  mortgage  dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month  and  simultaneously  contracts  to  repurchase  similar  securities  on a specified  future date.  During the period between the sale and repurchase  (the
"roll   period"),   the  fund  forgoes   principal  and  interest  paid  on  the
mortgage-backed  securities.  The fund is compensated by the difference  between the current  sales  price and the lower  forward  price for the future  purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds  generated from the transaction  to invest in short term  investments  and/or other  mortgage-backed securities, which may enhance the fund's current yield and total return.

For each  mortgage  dollar  roll  transaction,  a fund  will  cover  the roll by segregating  on its books an  offsetting  cash  position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such  securities  to  determine  that the value  equals or exceeds the  mortgage dollar roll contract price.

A fund could suffer a loss if the contracting  party fails to perform the future transaction  and the fund is  therefore  unable to buy back the  mortgage-backed
securities  it  initially   sold.   The  fund  also  takes  the  risk  that  the
mortgage-backed  securities  that it  repurchases at a later date will have less favorable market characteristics than the securities originally sold.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The  portfolio  managers  may  invest  in  ARMs  whose  periodic  interest  rate adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans  by the  individual  or  corporate  borrowers.  Although  the  fund  would generally have no recourse  against the entity that  originated the loans in the event of default by a borrower,  ABS typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

TRACERS(SM)/TRAINS(SM)

Balanced  may  invest in TRACERS  and  TRAINS  which  represent  ownership  of a specified  percentage  of each  security in an  underlying  pool of  securities.
Owners  are  entitled  to  receive a pro rata  share of  distributions  from the underlying  securities.  In the event an underlying  security is downgraded by a rating agency,  that portion of the investment  product will be redeemed and the underlying  security will be  distributed to the owner pro rata or the owner may receive cash proceeds.  The risk of owning these products are the same as owning the individual securities,  but enable the fund to be more diversified by owning a single security.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Senior         A fund may not issue senior securities,  except as permitted
Securities     under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing      A fund may not borrow  money,  except for  temporary or emergency purposes  (not for  leveraging  or  investment)  in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending        A fund may not lend any  security or make any other loan if, as a result,  more than  33 1/3% of the fund's  total assets would be lent to other  parties,  except (i) through the  purchase of debt securities in accordance with its investment objective,  policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate    A fund may not purchase or sell real estate unless  acquired as a result of  ownership of  securities  or other  instruments.  This policy shall not prevent a fund from  investing in  securities or
               other  instruments   backed  by  real  estate  or  securities  of
               companies  that deal in real  estate or are  engaged  in the real estate business.
--------------------------------------------------------------------------------
Concentration  A fund (except Focused Growth and Veedot) may not concentrate its investments  in  securities  of issuers in a particular  industry
               (other  than   securities   issued  or  guaranteed  by  the  U.S.
               government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting   A fund may not act as an  underwriter  of  securities  issued  by others,  except to the extent that the fund may be  considered an underwriter  within the meaning of the  Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities    A fund  may not  purchase  or sell  physical  commodities  unless acquired  as  a  result  of  ownership  of  securities  or  other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures  contracts or from  investing  in  securities  or other  instruments  backed by physical commodities.
--------------------------------------------------------------------------------
Control        A fund may not invest for  purposes of  exercising  control  over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT        POLICY
--------------------------------------------------------------------------------
Leveraging     A fund may not purchase additional  investment  securities at any time during which  outstanding  borrowings exceed 5% (15% for Mid
               Cap Growth and Small Cap Growth) of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity      A fund may not  purchase  any security or enter into a repurchase agreement if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid securities include repurchase  agreements  not  entitling  the  holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales    A fund may not sell securities  short,  unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities sold short, and provided that  transactions in futures contracts  and  options  are not  deemed  to  constitute  selling securities short.
--------------------------------------------------------------------------------
Margin         A fund may not purchase  securities  on margin,  except to obtain such  short-term  credits as are  necessary  for the clearance of transactions,  and provided  that margin  payments in  connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures        A fund may enter into futures contracts and write and buy put and
and Options    call  options  relating  to  futures  contracts.  A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers        A fund  may  invest  a  portion  of  its  assets  in  the  equity
with           securities of issuers with limited operating histories. An issuer
Limited        is considered to have a limited  operating history if that issuer
Operating      has a record of less than three  years of  continuous  operation.
Histories      Periods of capital  formation,  incubation,  consolidations,  and research and development may be considered in determining whether a  particular  issuer has a record of three  years of  continuous operation.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights table in that  fund's  prospectus.  As new  funds,  Mid Cap Growth and Small Cap
Growth do not have financial highlights.

CAPITAL VALUE FUND

The portfolio  managers of Capital Value seek to minimize realized capital gains by keeping portfolio  turnover low and generally  holding portfolio  investments for long periods.  Because a higher  turnover rate may increase  taxable capital gains,  the  managers  carefully  weigh the  potential  benefits  of  short-term investing  against  the tax  impact  such  investing  would  have on the  fund's shareholders.  However,  the portfolio  managers may sell  securities to realize losses that can be used to offset  realized  capital gains.  They will take such actions when they  believe the tax benefits  from  realizing  losses  offset the near-term investment potential of that security.

OTHER FUNDS

With respect to each other fund, the managers may sell securities without regard to the length of time the  security  has been  held.  Accordingly,  each  fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless  of the  length  of  time it has  been  held  in the  portfolio,  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security  prices is anticipated,  the equity funds may decrease or eliminate  entirely  their equity  positions and increase their cash positions,  and when a general rise in price levels is  anticipated,  the equity funds may increase  their equity  positions and decrease  their cash  positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Balanced,  the higher  portfolio  turnover rate in 2004 can be attributed to the increased use of mortgage  dollar rolls in the  fixed-income  portion of the fund.

For Giftrust and Heritage,  the higher  portfolio  turnover rate for 2004 can be attributed to a new portfolio management team.

For New  Opportunities,  the  higher  portfolio  turnover  rate  for 2004 can be attributed to conditions in the equity markets and shifting opportunities across market sectors.

Veedot  generally has a higher  portfolio  turnover rate compared to other funds due to its investment strategies.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM, or American  Century Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The
listed   officers  are  interested   persons  of  the  funds  and  appointed  or
re-appointed  on an annual basis.  The officers serve in similar  capacities for the other 13 registered investment companies advised by ACIM.

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Founder,  Director and Controlling
Shareholder,  ACC;  Chairman,  ACC (January  1995 to December  2004);  Director,
ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  ACC (January  2005 to
present);  Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC  subsidiaries;  Director,  ACC, ACGIM,  ACIS,  ACIM, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Senior Vice  President,  MIDWEST
RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chairman, PUBLIC
SERVICE COMPANY OF COLORADO

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  WESTERN  INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President,  Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Retired,  formerly  Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director,  DST SYSTEMS,  INC.;  Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  President  and Chief  Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present). Also serves as: Chief  Executive  Officer and  President,  ACIS,  ACGIM,  ACIM and other ACC subsidiaries,  Executive Vice President,  ACS; Director, ACC, ACGIM, ACIM, ACIS,
ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November  2005 to present);  Managing  Director,  Morgan  Stanley

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not  applicable
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S)  HELD  WITH  FUNDS:  Senior  Vice  President,  Treasurer  and  Chief
Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACGIM,  ACIM,  ACIS,  ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
and ACGIM  (March  2005 to  present);  Vice  President,  ACS  (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present).  Also serves as: Vice President, ACGIM, ACIM, ACIS and otherACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

On December 23,  1999,  American  Century  Services,  LLC (ACS)  entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS (the Agreement).  For its software,  ACS pays DST fees  based in part on the  number of  accounts  and the number and type of transactions  processed for those accounts.  Through December
31, 2005,  DST received  $XXXXXXXXXXXX  in fees from ACS.  DST's revenue for the calendar year ended December 31, 2005 was approximately $XXX billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the  Agreement is within the  discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping system. Ms. Strandjord's role as a director of
DST was  not  considered  by ACS;  she was  not  involved  in any way  with  the negotiations  between ACS and DST; and her status as a director of either DST or the funds was not a factor in the  negotiations.  The Board of  Directors of the funds and Bryan Cave LLP,  counsel to the  independent  directors  of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt Bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any  committee  of the board,  to any agent or  employee  of the funds,  or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------

COMMITTEE: Executive

MEMBERS: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord

FUNCTION:  The  Executive  Committee  performs  the  functions  of the  Board of
Directors  between board  meetings,  subject to the limitations on its power set out in the Maryland General  Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------

COMMITTEE: Compliance and Shareholder Communications

MEMBERS:  Andrea C. Hall,  Ph.D.,  Thomas A. Brown,  Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION:  The Compliance and Shareholder  Communications  Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors  the  implementation  of the  funds'  Code  of  Ethics,  including  any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Audit

MEMBERS: D.D. (Del) Hock, Donald H. Pratt, Timothy S. Webster

FUNCTION:  The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent  trustees,  and oversees the  activities  of the funds'  independent registered  public  accounting  firm.  The committee  receives  reports from the advisor's Internal Audit Department,  which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Thomas A. Brown, M. Jeannine Strandjord

FUNCTION:   The  Governance   Committee   primarily   considers  and  recommends
individuals  for  nomination  as  directors.  The  names of  potential  director candidates are drawn from a number of sources,  including  recommendations  from members of the board,  management (in the case of interested directors only) and shareholders.  See Nominations of Directors  below.  This committee also reviews and makes  recommendations to the board with respect to the composition of board committees and other board-related  matters,  including its organization,  size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1
--------------------------------------------------------------------------------

COMMITTEE: Fund Performance Review

MEMBERS:  Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies  used to manage fund assets.  The committee  regularly
receives  reports  from  portfolio  managers  and  other  investment   personnel
concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the Committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2005

                                                        TOTAL COMPENSATION FROM
                                TOTAL COMPENSATION      THE AMERICAN CENTURY
NAME OF DIRECTOR                FROM THE FUNDS(1)       FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.
--------------------------------------------------------------------------------
D.D. (Del) Hock
--------------------------------------------------------------------------------
Donald H. Pratt
--------------------------------------------------------------------------------
Gale E. Sayers
--------------------------------------------------------------------------------
M. Jeannine Strandjord
--------------------------------------------------------------------------------
Timothy S. Webster
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     OCTOBER 31, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE FISCAL YEAR.
     THE TOTAL AMOUNT OF DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE
     IS AS FOLLOWS:  MR. BROWN,  $X; DR. HALL, $X; MR. HOCK, $X; MR. PRATT,  $X;
     MR. SAYERS, $X; AND MR. WEBSTER, $X.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the table  below.  Because Mid Cap Growth and Small Cap Growth were not in operation as of the calendar year end, they are not included in the tables below.

                                                           NAME OF DIRECTORS
-------------------------------------------------------------------------------------------
                                               JAMES E.    JAMES E.   THOMAS A.  ANDREA C.
                                             STOWERS, JR. STOWERS III   BROWN    HALL, PH.D.
-------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES
 IN THE FUNDS:

  Balanced                                         A           A          B          A
-------------------------------------------------------------------------------------------
  Capital Growth                                   A           A          A          A
-------------------------------------------------------------------------------------------
  Capital Value                                    A           A          A          A
-------------------------------------------------------------------------------------------
  Fundamental Equity                               A           A          A          A
-------------------------------------------------------------------------------------------
  Giftrust                                         B           C          A          A
-------------------------------------------------------------------------------------------
  Growth                                           E           A          B          A
-------------------------------------------------------------------------------------------
  Heritage                                         A           A          B          A
-------------------------------------------------------------------------------------------
  New Opportunities                                A           E          C          C
-------------------------------------------------------------------------------------------
  New Opportunities II                             A           A          A          A
-------------------------------------------------------------------------------------------
  Select                                           E           A          C          A
-------------------------------------------------------------------------------------------
  Ultra                                            C           D          C          A
-------------------------------------------------------------------------------------------
  Veedot                                           A           E          C          A
-------------------------------------------------------------------------------------------
  Vista                                            E           D          C          C
-------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES        E           E          E          E
IN ALL REGISTERED INVESTMENT COMPANIES
OVERSEEN BY DIRECTOR IN FAMILY OF
INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                            NAME OF DIRECTORS
-----------------------------------------------------------------------------------------------
                                           D.D. (DEL)  DONALD   GALE E.  M. JEANNINE TIMOTHY S.
                                              HOCK    H. PRATT  SAYERS   STRANDJORD   WEBSTER
-----------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES
 IN THE FUNDS:

   Balanced                                    A        A          C          A           B
-----------------------------------------------------------------------------------------------
  Capital Growth                               A        A          A          A           A
-----------------------------------------------------------------------------------------------
  Capital Value                                A        A          A          A           A
-----------------------------------------------------------------------------------------------
  Fundamental Equity                           A        A          A          A           A
-----------------------------------------------------------------------------------------------
  Giftrust                                     A        A          A          A           A
-----------------------------------------------------------------------------------------------
  Growth                                       D        A          A          A           A
-----------------------------------------------------------------------------------------------
  Heritage                                     A        A          A          A           A
-----------------------------------------------------------------------------------------------
  New Opportunities                            A        B          A          A           A
-----------------------------------------------------------------------------------------------
  New Opportunities II                         A        A          A          A           A
-----------------------------------------------------------------------------------------------
  Select                                       D        A          C          A           A
-----------------------------------------------------------------------------------------------
  Ultra                                        D        A          A          A           D
-----------------------------------------------------------------------------------------------
  Veedot                                       C        B          A          A           D
-----------------------------------------------------------------------------------------------
  Vista                                        E        C          A          A           D
-----------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES    E        E          D          E           E
IN ALL REGISTERED INVESTMENT COMPANIES
OVERSEEN BY DIRECTOR IN FAMILY OF
INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted  codes of ethics  under Rule  17j-1 of the  Investment
Company  Act and the code of ethics  permits  personnel  subject  to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance  department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals

     =    Cumulative Voting

     =    Staggered Boards

     =    "Blank Check" Preferred Stock

     =    Elimination of Preemptive Rights

     =    Non-targeted Share Repurchase

     =    Increase in Authorized Common Stock

     =    "Supermajority" Voting Provisions or Super Voting Share Classes

     =    "Fair Price" Amendments

     =    Limiting the Right to Call Special Shareholder Meetings

     =    Poison Pills or Shareholder Rights Plans

     =    Golden Parachutes

     =    Reincorporation

     =    Confidential Voting

     =    Opting In or Out of State Takeover Laws

o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o    Aetna, Inc.

o    American Fidelity Assurance Co.

o    AUL/American United Life Insurance Company

o    Ameritas Life Insurance Corporation

o    Annuity Investors Life Insurance Company

o    Asset Services Company L.L.C.

o    Bell Globemedia Publishing

o    Bellwether Consulting, LLC

o    Bidart & Ross

o    Business Men's Assurance Co. of America

o    Callan Associates, Inc.

o    Cleary Gull Inc.

o    Commerce Bank, N.A.

o    Connecticut General Life Insurance Company

o    Defined Contribution Advisors, Inc.

o    EquiTrust Life Insurance Company

o    Farm Bureau Life Insurance Company

o    First MetLife Investors Insurance Company

o    Fund Evaluation Group, LLC

o    The Guardian Life Insurance & Annuity Company, Inc.

o    Hewitt Associates LLC

o    ICMA Retirement Corporation

o    ING Life Insurance Company & Annuity Co.

o    Investors Securities Services, Inc.

o    Iron Capital Advisors

o    J.P. Morgan Retirement Plan Services LLC

o    Jefferson National Life Insurance Company

o    Jefferson Pilot Financial

o    Jeffrey Slocum & Associates, Inc.

o    Kansas City Life Insurance Company

o    Kmotion, Inc.

o    The Lincoln National Life Insurance Company

o    Lipper Inc.

o    Manulife Financial

o    Massachusetts Mutual Life Insurance Company

o    Merrill Lynch

o    MetLife Investors Insurance Company

o    MetLife Investors Insurance Company of California

o    Midland National Life Insurance Company

o    Minnesota Life Insurance Company

o    Morgan Stanley DW, Inc.

o    Morningstar Associates LLC

o    Morningstar Investment Services, Inc.

o    National Life Insurance Company

o    Nationwide Financial

o    NT Global Advisors, Inc.

o    NYLIFE Distributors, LLC

o    Principal Life Insurance Company

o    Prudential Financial

o    Rocaton Investment Advisors, LLC

o    S&P Financial Communications

o    Scudder Distributors, Inc.

o    Security Benefit Life Insurance Co.

o    Smith Barney

o    SunTrust Bank

o    Symetra Life Insurance Company

o    Trusco Capital Management

o    Union Bank of California, N.A.

o    The Union Central Life Insurance Company

o    VALIC Financial Advisors

o    VALIC Retirement Services Company

o    Vestek Systems, Inc.

o    Wachovia Bank, N.A.

o    Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February XX, 2006,  the following  shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.  Because
Mid Cap Growth and Small Cap Growth were not in  operation  as of  February  xx,
2006, they are not included in the chart below.

                                                  PERCENTAGE OF  PERCENTAGE OF
                                                  OUTSTANDING    OUTSTANDING
FUND/                                             SHARES OWNED   SHARES OWNED
CLASS           SHAREHOLDER                       OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------

BALANCED

   Investor                                           %               %
                Charles Schwab & Co., Inc.
                San Francisco, California

   Institutional

                National Financial Services LLC       %               %
                New York, New York

                Trustees of American Century          %               %
                Mutual Funds Indep Directors
                Def Comp Plan
                Kansas City, Missouri
   Advisor

                Reliance Trust Co. Cust FBO           %               %
                Gold Bank Corp 401k
                Atlanta, Georgia

                MLPF&S                                %               %
                Jacksonville, Florida

                Charles Schwab & Co., Inc.            %               %
                San Francisco, California

                Fulton Financial Adv TTEE             %               %
                FBO Masland Associates Inc.
                Lancaster, Pennsylvania

                Nationwide Trust Company              %               %
                Columbus, Ohio

CAPITAL GROWTH

   Investor

                American Century Investment           %               %
                Management, Inc.
                Kansas City, Missouri

   Institutional

                American Century Investment           %               %
                Management, Inc.
                Kansas City, Missouri

   A

                American Century Investment           %               %
                Management, Inc.
                Kansas City, Missouri

                Charles Schwab & Co., Inc.            %               %
                San Francisco, California

   B

                American Century Investment           %               %
                Management, Inc.
                Kansas City, Missouri

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                          OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------

CAPITAL GROWTH

   C

          American Century Investment                 %               %
          Management, Inc.
          Kansas City, Missouri

          AG Edwards & Sons Inc.                      %               %
          FBO RRF Investments LLC
          St. Louis, Missouri

   R

          American Century Investment                 %               %
          Management, Inc.
          Kansas City, Missouri

CAPITAL VALUE

   Investor

          Charles Schwab & Co., Inc.                  %               %
          San Francisco, California

          Saxon & Co                                  %               %
          Philadelphia, Pennsylvania

          US Bank Trustee                             %               %
          Private Asset 0/A Platform
          Milwaukee, Wisconsin

   Institutional

          Saxon & Co.                                 %               %
          Philadelphia, Pennsylvania

          Charles Schwab & Co., Inc.                  %               %
          San Francisco, California

   Advisor

          Nationwide Trust Company                    %               %
          Columbus, Ohio

          Charles Schwab & Co., Inc.                  %               %
          San Francisco, California

FOCUSED GROWTH

   Investor

          None

FUNDAMENTAL EQUITY

   Investor

          American Century Investment                 %               %
          Management, Inc.
          Kansas City, Missouri

   Institutional

          American Century Investment                 %               %
          Management, Inc.
          Kansas City, Missouri

   A Class

          American Century Investment                 %               %
          Management, Inc.
          Kansas City, Missouri

          AG Edwards & Sons Inc. FBO                  %               %
          Linda S Klais TR
          Linda S Klais Living
          St. Louis, Missouri

          Gerald P Sullivan &                         %               %
          Gail M Sullivan JTWROS
          Overland Park, Kansas

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                          OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------

FUNDAMENTAL EQUITY

   B Class

         American Century Investment                  %               %
         Management, Inc.
         Kansas City, Missouri

   C Class

         American Century Investment                  %               %
         Management, Inc.
         Kansas City, Missouri

         MLPF&S Inc.                                  %               %
         Jacksonville, Florida

         AG Edwards & Sons Inc. Cust                  %               %
         FBO John J Rutkowski
         St. Louis, Missouri

   R

         American Century Investment                  %               %
         Management, Inc.
         Kansas City, Missouri

GIFTRUST
         None

GROWTH

   Investor

         None

   Institutional

         State Street Bank TR                         %               %
         Lockheed Martin Co Defined Contributions
         Plans Master Trust
         Westwood, Massachusetts

   C

         Pershing LLC                                 %               %
         Jersey City, New Jersey

         James J. McGeachin and                       %               %
         Janice K. McGeachin
         Trustees J.R. McGeachin Inc. PSP
         Idaho Falls, Idaho

   R

         MCB Trust Services Cust FBO                  %              %
         Resource Control Associates Inc.
         Denver, Colorado

         American Century                             %              %
         Investment Management, Inc.
         Kansas City, Missouri

         Reliastar Life                               %              %
         Insurance Company
         Minneapolis, Minnesota

   Advisor

         Nationwide Trust Co.                         %              %
         Columbus, Ohio

         Charles Schwab & Co., Inc.                   %              %
         San Francisco, California

Heritage

   Investor

         None

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS      SHAREHOLDER                         OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------

 HERITAGE

    Institutional

           Chase Manhattan Bank Trustee               %              %
           The BOC Group Inc. Savings
           Investment Plan Trust
           New York, New York

           The Chase Manhattan Bank NA TTEE           %              %
           The Reynolds and Reynolds Co. 401(k)
           Savings Plan Trust
           New York, New York

           Trustees of American Century               %              %
           P/S & 401(k) Savings Plan & Trust
           Kansas City, Missouri
    C

           Mobank & Co. EB                            %              %
           Monroe, Michigan

           American Enterprise Investment Svcs        %              %
           Minneapolis, Minnesota

    Advisor

           Charles Schwab & Co., Inc.                 %              %
           San Francisco, California

           MCB Trust Services as Agent For            %              %
           Citizens Bank as Trustee FBO
           Centimark Corporation 401k Plan
           Providence, Rhode Island

           National Financial Services LLC            %              %
           New York, New York

           AIG Federal Savings Bank Trustee           %              %
           FBO Macome-Oakland Regional
           Center Money Purchase Plan
           Houston, Texas

           Mitra & Co.                                %              %
           Milwaukee, Wisconsin

 NEW OPPORTUNITIES

    Investor

           Trustees of American Century Profit        %              %
           Sharing and 401K Savings Plan & Trust
           Kansas City, Missouri

 NEW OPPORTUNITIES II

    Investor

           US Bank Trustee                            %              %
           Private Asset O/A Platform
           Milwaukee, Wisconsin

    Institutional

           None

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                          OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------

NEW OPPORTUNITIES II

   A

           Charles Schwab & Co., Inc.                 %              %
           San Francisco, California
   B

           None

   C

           MLPF&S Inc.                                %              %
           Jacksonville, Florida

SELECT

   Investor

           None

   Institutional

           Northern Trust Co. TR                      %              %
           CSX Corp Master Savings Plan
           Chicago, Illinois

           JP Morgan Chase Bank Trustee               %              %
           Bosch Savings Incentive Plan
           Kansas City, Missouri

           The Chase Manhattan Bank NA TR             %              %
           Huntsman Corp Salary
           Deferral Plan & Trust
           New York, New York

           UMB Bank NA TR                             %              %
           Buckeye Pipe Line Services Company
           Retirement & Savings Plan
           Kansas City, Missouri

   A

           Charles Schwab & Co., Inc.                 %              %
           San Francisco, California

   B

           None

   C

           MLPF&S Inc.                                %              %
           Jacksonville, Florida

   R

           American Century Investment                %              %
           Management, Inc.
           Kansas City, Missouri

   Advisor

           UMB Bank NA                                %              %
           Fiduciary for Various Deferred Accounts
           Topeka, Kansas

           Orchard Trust Company Custodian            %              %
           RHD Investors Choice 403B7
           Englewood, Colorado

           MLPF&S Inc.                                %              %
           Jacksonville, Florida

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS      SHAREHOLDER                         OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------

 SELECT

    Advisor

           Security Benefit Life Insurance Co         %              %
           Topeka, Kansas

           Saxon & Co                                 %              %
           Philadelphia, Pennsylvania

           Whitney National Bank TTEE for             %              %
           Superior Energy 401(k) Plan
           New Orleans, Louisiana

 ULTRA

    Investor

           Charles Schwab & Co., Inc.                 %              %
           San Francisco, California

           The Variable Annuity Life                  %              %
           Insurance Company
           Houston, Texas

    Institutional

           JP Morgan Chase Bank Trustee               %              %
           401(k) Savings Plan of
           JP Morgan Chase & Co. Trust
           Brooklyn, New York

           Fidelity FIIOC TR                          %              %
           FBO Intel SERP 401k
           Covington, Kentucky

           JP Morgan Chase Bank Trustee               %              %
           Bosch Savings Incentive Plan
           Kansas City, Missouri

           JP Morgan Chase TR                         %              %
           The Interpublic Group of
           Companies Inc.
           Savings Plan Trust
           New York, New York

           Nationwide Trust Company                   %              %
           FBO Participating Retirement Plans
           TPA-NTC
           Columbus, Ohio

           Nationwide Insurance Company               %              %
           QPVA
           Columbus, Ohio

    Advisor

           Nationwide Trust Company FSB               %              %
           Columbus, Ohio

           National Financial Services Corp.          %              %
           New York, New York

           Charles Schwab & Co., Inc.                 %              %
           San Francisco, California

           Prudential Retirement Insurance
             & Annuity Company                        %              %
           Hartford, Connecticut

           ING Life Insurance and Annuity Co          %              %
           Hartford, Connecticut

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                   PERCENTAGE OF  PERCENTAGE OF
                                                  OUTSTANDING    OUTSTANDING
FUND/                                             SHARES OWNED   SHARES OWNED
CLASS     SHAREHOLDER                             OF RECORD      BENEFICIALLY(1)
--------------------------------------------------------------------------------

ULTRA

    C

           Mobank & Co EB                             %              %
           Monroe, Michigan
    R

           ING National Trust                         %              %
           Hartford, Connecticut

           ING Life Insurance and Annuity Co.         %              %
           Hartford, Connecticut

           Symetra Investment Services                %              %
           Seattle, Washington

           Massachusetts Mutual Life Insurance        %              %
           Springfield, Massachusetts

 VEEDOT

    Investor

           None

    Institutional

           American Century Investment                %              %
           Management Inc.
           Kansas City, Missouri

           UMB TR                                     %              %
           American Century Executive
           Deferred Comp Plan Trust
           Kansas City, Missouri

           UMB TR                                     %              %
           American Century Services Corp.
           Stock Option Surrender Plan #95
           Kansas City, Missouri

 VISTA

    Investor

           John Hancock Life Ins Co. USA              %              %
           Toronto, Ontario

    Institutional

           Trustees of American Century P/S           %              %
           and 401K Savings Plan and Trust
           Kansas City, Missouri

           The Chase Manhattan Bank NA TR             %              %
           Huntsman Corp Salary
           Deferral Plan & Trust
           New York, New York

           JPMorgan Chase Bank Trustee                %              %
           Astellas US Retirement and
           Savings Plan
           Kansas City, Missouri

           Mitra & Co                                 %              %
           c/o Marshall & Ilsley TR CO
           Milwaukee, Wisconsin

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS      SHAREHOLDER                         OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------

VISTA

   Institutional

           Trustees of Valassis Employees             %              %
           Retirement Savings Plan
           Livonia, Michigan

           JPMorgan Chase Bank Custodian              %              %
           FBO Housing Renewal
           Local Agency Retirement
           Plan & Trust
           Brooklyn, New York

   Advisor

           Trustar/Delaware Charter                   %              %
           FBO Principal Financial Group
           Wilmington, Delaware

           Charles Schwab & Co., Inc.                 %              %
           San Francisco, California

           Oklahoma Public Employees                  %              %
           Retirement System Board of Trustees
           FBO OK State Employees
           Def Comp Plan
           Greenwood Village, Colorado

           Carey & Co.                                %              %
           Columbus, Ohio

           Delaware Charter Guarantee & Trust         %              %
           FBO Various Qualified Plans
           Des Moines, Iowa

   C

           None

   R

           None

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25%  of  the  voting  securities  of  American  Century  Mutual  Funds,  Inc.  A shareholder  owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders. As of February XX, 2006, the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers,  Jr.,  controls  ACC by virtue of his  ownership  of a majority  of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT.

For services  provided to each fund, the advisor  receives a unified  management fee based on a percentage of the net assets of each fund.  For more  information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading
MANAGEMENT in each fund's prospectus.  The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule,  the rate of the fee is determined by applying the fee rate calculation  formula indicated in the table below.  This formula  takes into account all of the  advisor's  assets under  management  in the fund's  investment  strategy  ("strategy  assets")  to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the
American  Century family of mutual funds but that have the same  investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating  the fee rate for a  particular  fund could  allow a fund to realize scheduled cost savings more quickly if the advisor  acquires  additional  assets under  management  within a  strategy  in  addition  to the fund's  assets.  The management fee schedules for the funds appear below.

FUND                CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Balanced            Investor                  0.900% of first $1 billion
                                              0.800% over $1 billion
                    ------------------------------------------------------------
                    Institutional             0.700% of first $1 billion
                                              0.600% over $1 billion
                    ------------------------------------------------------------
                    Advisor                   0.650% of first $1 billion
                                              0.550% over $1 billion
--------------------------------------------------------------------------------
Capital Growth      Investor, A, B, C and R   1.000% of first $5 billion
                                              0.990% of the next $5 billion
                                              0.980% of the next $5 billion
                                              0.970% of the next $5 billion
                                              0.950% of the next $5 billion
                                              0.900% of the next $5 billion
                                              0.800% over $30 billion
                    ------------------------------------------------------------
                    Institutional             0.800% of first $5 billion
                                              0.790% of the next $5 billion
                                              0.780% of the next $5 billion
                                              0.770% of the next $5 billion
                                              0.750% of the next $5 billion
                                              0.700% of the next $5 billion
                                              0.600% over $30 billion
--------------------------------------------------------------------------------
Capital Value       Investor                  1.10% of first $500 million
                                              1.00% of next $500 million
                                              0.90% over $1 billion
                    ------------------------------------------------------------
                    Institutional             0.90% of first $500 million
                                              0.80% of next $500 million
                                              0.70% over $1 billion
                    ------------------------------------------------------------
                    Advisor                   0.85% of first $500 million
                                              0.75% of next $500 million
                                              0.65% over $1 billion
--------------------------------------------------------------------------------

FUND                CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Focused Growth      Investor                  1.00%
--------------------------------------------------------------------------------
Fundamental         Investor, A, B, C and R   1.000% of first $5 billion
  Equity                                      0.990% of next $5 billion
                                              0.980% of next $5 billion
                                              0.970% of next $5 billion
                                              0.950% of next $5 billion
                                              0.900% of next $5 billion
                                              0.800% over $30 billion
                    ------------------------------------------------------------
                    Institutional             0.800% of first $5 billion
                                              0.790% of next $5 billion
                                              0.780% of next $5 billion
                                              0.770% of next $5 billion
                                              0.750% of next $5 billion
                                              0.700% of next $5 billion
                                              0.600% over $30 billion
--------------------------------------------------------------------------------
Giftrust            Investor                  1.00%
--------------------------------------------------------------------------------
Growth              Investor, C and R         1.000% of first $5 billion
                                              0.990% of next $5 billion
                                              0.980% of next $5 billion
                                              0.970% of next $5 billion
                                              0.950% of next $5 billion
                                              0.900% of next $5 billion
                                              0.800% over $30 billion
                    ------------------------------------------------------------
                    Institutional             0.800% of first $5 billion
                                              0.790% of next $5 billion
                                              0.780% of next $5 billion
                                              0.770% of next $5 billion
                                              0.750% of next $5 billion
                                              0.700% of next $5 billion
                                              0.600% over $30 billion
                    ------------------------------------------------------------
                    Advisor                   0.750% of first $5 billion
                                              0.740% of next $5 billion
                                              0.730% of next $5 billion
                                              0.720% of next $5 billion
                                              0.700% of next $5 billion
                                              0.650% of next $5 billion
                                              0.550% over $30 billion
--------------------------------------------------------------------------------
Heritage            Investor and C            1.000%
                    ------------------------------------------------------------
                    Institutional             0.800%
                    ------------------------------------------------------------
                    Advisor                   0.750%
--------------------------------------------------------------------------------
Mid Cap Growth      Investor, A, B, C and R   1.200% of first $500 million
                                              1.000% over $500 million
                    ------------------------------------------------------------
                    Institutional             1.000% of first $500 million
                                              0.800% over $500 million
--------------------------------------------------------------------------------
New Opportunities   Investor                  1.50% of the first $250 million
                                              1.30% of next $250 million
                                              1.10% over $500 million
--------------------------------------------------------------------------------
New Opportunities   Investor, A, B and C      1.50% of the first $250  million
  II                                          1.30% of next $250 million
                                              1.10% over $500 million
                    ------------------------------------------------------------
                    Institutional             1.30% of the first $250 million
                                              1.10% of next $250 million
                                              0.90% over $500 million
--------------------------------------------------------------------------------
Select              Investor, A, B, C and R   1.000% of first $5 billion
                                              0.990% of next $5 billion
                                              0.980% of next $5 billion
                                              0.970% of next $5 billion
                                              0.950% of next $5 billion
                                              0.900% of next $5 billion
                                              0.800% over $30 billion
--------------------------------------------------------------------------------

FUND                CLASS                     PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Select              Institutional             0.800% of first $5 billion
                                              0.790% of next $5 billion
                                              0.780% of next $5 billion
                                              0.770% of next $5 billion
                                              0.750% of next $5 billion
                                              0.700% of next $5 billion
                                              0.600% over $30 billion
                    ------------------------------------------------------------
                    Advisor                   0.750% of first $5 billion
                                              0.740% of next $5 billion
                                              0.730% of next $5 billion
                                              0.720% of next $5 billion
                                              0.700% of next $5 billion
                                              0.650% of next $5 billion
                                              0.550% over $30 billion
--------------------------------------------------------------------------------
Small Cap Growth    Investor, A, B, C and R   1.300% of first $1 billion
                                              1.100% over $1 billion
                    ------------------------------------------------------------
                    Institutional             1.100% of first $1 billion
                                              0.900% over $1 billion
--------------------------------------------------------------------------------
Ultra               Investor, C and R         1.000% of first $5 billion
                                              0.990% of next $5 billion
                                              0.980% of next $5 billion
                                              0.970% of next $5 billion
                                              0.950% of next $5 billion
                                              0.900% of next $5 billion
                                              0.800% over $30 billion
                    ------------------------------------------------------------
                    Institutional             0.800% of first $5 billion
                                              0.790% of next $5 billion
                                              0.780% of next $5 billion
                                              0.770% of next $5 billion
                                              0.750% of next $5 billion
                                              0.700% of next $5 billion
                                              0.600% over $30 billion

                    ------------------------------------------------------------
                    Advisor                   0.750% of first $5 billion
                                              0.740% of next $5 billion
                                              0.730% of next $5 billion
                                              0.720% of next $5 billion
                                              0.700% of next $5 billion
                                              0.650% of next $5 billion
                                              0.550% over $30 billion
--------------------------------------------------------------------------------
Vista               Investor, C and R         1.000%
                    ------------------------------------------------------------
                    Institutional             0.800%
                    ------------------------------------------------------------
                    Advisor                   0.750%
--------------------------------------------------------------------------------
Veedot              Investor                  1.50% of first $250 million
                                              1.30% of next $250 million
                                              1.10% over $500 million
                    ------------------------------------------------------------
                    Institutional             1.30% of first $250 million
                                              1.10% of next $250 million
                                              0.90% over $500 million
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended October 31, 2005,  2004 and 2003,  are indicated in the following  tables.
Because  Mid Cap  Growth and Small Cap Growth  were not in  operation  as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                    2005                  2004                  2003
--------------------------------------------------------------------------------

BALANCED

   Investor Class                               $5,299,050            $4,932,718

   Advisor Class                                  $108,622               $96,544

   Institutional Class                              $1,312               $77,428

CAPITAL GROWTH

   Investor Class              (1)                     N/A                   N/A

   Institutional Class         (1)                     N/A                   N/A

   A Class                                       $2,690(2)                   N/A

   B Class                                       $2,508(2)                   N/A

   C Class                                       $2,256(2)                   N/A

   R Class                     (1)                     N/A                   N/A

CAPITAL VALUE

   Investor Class                               $1,747,309              $771,404

   Institutional Class                            $148,715               $49,740

   Advisor Class                                   $31,535               $305(3)

UNIFIED MANAGEMENT FEES

FUND/CLASS                    2005                  2004                  2003
--------------------------------------------------------------------------------

FOCUSED GROWTH

   Investor Class              (4)                     N/A                   N/A

FUNDAMENTAL EQUITY

   Investor Class              (1)                     N/A                   N/A

   Institutional Class         (1)                     N/A                   N/A

   A Class                     (5)                     N/A                   N/A

   B Class                     (5)                     N/A                   N/A

   C Class                     (5)                     N/A                   N/A

   R Class                     (1)                     N/A                   N/A

GIFTRUST

Investor Class                                  $8,873,785            $7,857,938

GROWTH

   Investor Class                              $42,629,274           $40,233,896

   Advisor Class                                  $510,260              $322,092

   Institutional Class                          $5,284,047            $4,188,607

   C Class                                          $6,830                $5,324

   R Class                                             $35                 $4(6)

HERITAGE

   Investor Class                              $12,168,009           $10,654,047

   Advisor Class                                  $114,578               $60,335

   Institutional Class                            $528,668              $996,702

   C Class                                          $9,264                $3,641

NEW OPPORTUNITIES

   Investor Class                               $4,491,558            $4,300,248

NEW OPPORTUNITIES II

   Investor Class                                 $543,334              $404,596

   A Class                                        $104,664             $4,348((7)

   B Class                                          $8,253              $1,211(7)

   C Class                                          $8,587                 $55(7)

SELECT

   Investor Class                              $38,147,413           $35,720,710

   Advisor Class                                  $202,537              $180,024

   Institutional Class                          $1,937,778            $1,623,535

   A Class                                        $236,164             $20,822(7)

   B Class                                         $18,681              $3,061(7)

   C Class                                         $29,945              $2,947(7)

   R Class                     (1)                     N/A                   N/A

ULTRA

   Investor Class                             $211,788,565          $191,091,336

   Advisor Class                                $5,283,974            $3,630,671

   Institutional Class                          $7,721,096            $5,376,298

   C Class                                         $43,173               $10,567

   R Class                                         $19,637                  $4(6)

VEEDOT

   Investor Class                               $3,453,855            $2,881,700

   Institutional Class                            $166,778              $127,721

VISTA

   Investor Class                              $13,739,409           $10,046,513

   Advisor Class                                  $340,458               $96,780

   Institutional Class                            $324,585              $293,432

   C Class                                         $10,295                $1,515

   R Class                     (1)                     N/A                   N/A

(1)  FEES ACCRUED FROM JULY 29, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(2)  FEES ACCRUED FROM FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(3)  FEES ACCRUED FROM MAY 14, 2003 (INCEPTION) THROUGH OCTOBER 31, 2003.

(4)  FEES ACCRUED FROM FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(5)  FEES ACCRUED FROM NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(6)  FEES ACCRUED FROM AUGUST 29, 2003 (INCEPTION) THROUGH OCTOBER 31, 2003.

(7)  FEES ACCRUED FROM JANUARY 31, 2003 (INCEPTION) THROUGH OCTOBER 31, 2003.

SUBADVISOR

The  investment  management  agreement  provides  that the advisor may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  Mason
Street  Advisors LLC (MSA) serves as subadvisor to the Small Cap Growth Fund and
Mid Cap Growth Fund under a subadvisory  agreement between the advisor and Mason
Street  dated  [DATE],   that  was  approved  by  shareholders  on  [DATE].  The
subadvisory   agreement  continues  for  an  initial  period  until  [DATE]  and thereafter so long as continuance is specifically  approved at least annually by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's directors,  provided that in either event the continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory agreement is subject  to  termination  without  penalty  on 60 days'  written  notice  by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or
Mason Street, and will terminate automatically in the event of its assignment or termination  of the  investment  advisory  agreement  between  the  fund and the advisor.

The  subadvisory  agreement  provides  that Mason  Street  will make  investment decisions for the funds in  accordance  with the funds'  investment  objectives, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the advisor from time to time.  For the services it provides to Mid
Cap  Growth,  the advisor  pays Mason  Street a monthly fee at an annual rate of
[X.XX%] of the fund's average daily net assets.  For the services it provides to
Small Cap Growth,  the advisor pays Mason Street a monthly fee at an annual rate of [X.XX%] of the fund's average daily net assets.

PORTFOLIO MANAGERS

ALL FUNDS EXCEPT MID CAP GROWTH AND SMALL CAP GROWTH

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
-------------------------------------------------------------------------------------------------------
                                                                                   OTHER ACCOUNTS
                                       REGISTERED INVESTMENT  OTHER POOLED         (E.G., SEPARATE
                                       COMPANIES (E.G.,       INVESTMENT VEHICLES  ACCOUNTS AND
                                       OTHER AMERICAN         (E.G., COMMINGLED    CORPORATE ACCOUNTS
                                       CENTURY FUNDS AND      TRUSTS AND           INCLUDING INCUBATION
                                       AMERICAN CENTURY -     529 EDUCATION        STRATEGIES AND
                                       SUBADVISED FUNDS)      SAVINGS PLANS)       CORPORATE MONEY)
-------------------------------------------------------------------------------------------------------
BALANCED
-------------------------------------------------------------------------------------------------------
Jeff Tyler           Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
-------------------------------------------------------------------------------------------------------
Gregory J.           Number of Other
 Woodhams            Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
E. A. Prescott       Number of Other
 LeGard              Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
CAPITAL VALUE
-------------------------------------------------------------------------------------------------------
Mark Mallon          Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Charles Ritter       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Brendan Healy        Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
FOCUSED GROWTH
-------------------------------------------------------------------------------------------------------
Gregory J.           Number of Other
 Woodhams            Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Joseph Reiland       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
FUNDAMENTAL
 EQUITY
-------------------------------------------------------------------------------------------------------
Jerry Sullivan       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Robert Brookby       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
GIFTRUST
-------------------------------------------------------------------------------------------------------
David M. Rose        Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Kurt R. Stalzer      Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------------------------------
Gregory J.           Number of Other
 Woodhams            Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
E. A. Prescott       Number of Other
 LeGard              Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
HERITAGE
-------------------------------------------------------------------------------------------------------
David M. Rose        Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Kurt R. Stalzer      Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
NEW OPPORTUNITIES
-------------------------------------------------------------------------------------------------------
Harold Bradley       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Thomas Telford       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
NEW
 OPPORTUNITIES II
-------------------------------------------------------------------------------------------------------
Harold Bradley       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Thomas Telford       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
SELECT
-------------------------------------------------------------------------------------------------------
John Sykora          Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Keith Lee            Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
ULTRA
-------------------------------------------------------------------------------------------------------
Bruce Wimberly       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Wade Slome           Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
Jerry Sullivan       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
VEEDOT
-------------------------------------------------------------------------------------------------------
John Small Jr.       Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
VISTA
-------------------------------------------------------------------------------------------------------
Glenn Fogle          Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------
David Hollond        Number of Other
                     Accounts Managed
                     ----------------------------------------------------------------------------------
                     Assets in Other
                     Accounts Managed
-------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios PRO RATA based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and
three-year    pre-tax    performance     relative    to    a    pre-established,
internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar  categories as a starting  point.  Funds are then  eliminated from the peer group based on a standardized  methodology  designed  to result in a final  peer  group that more closely represents the fund's true peers based on internal  investment  mandates and that is more stable (i.e.,  has less peer turnover)  over the long-term.  In cases where a  portfolio  manager  has  responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance  of the policy  portfolio is the key metric.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's portfolio managers as of October 31, 2005, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES

                                                         AGGREGATE DOLLAR RANGE
                                                         OF SECURITIES IN FUND

BALANCED

   Jeff Tyler

CAPITAL GROWTH

   Gregory J. Woodhams

   E.A. Prescott LeGard

CAPITAL VALUE

   Mark Mallon

   Charles Ritter

   Brendan Healy

FOCUSED GROWTH

   Gregory J. Woodhams

   Joseph Reiland

FUNDAMENTAL EQUITY

   Jerry Sullivan

   Robert Brookby

GIFTRUST

   David M. Rose

   Kurt R. Stalzer

GROWTH

   Gregory J. Woodhams

   E.A. Prescott LeGard

HERITAGE

   David M. Rose

   Kurt R. Stalzer

NEW OPPORTUNITIES

   Harold Bradley

   Thomas Telford

NEW OPPORTUNITIES II

   Harold Bradley

   Thomas Telford

SELECT

   John Sykora

   Keith Lee

ULTRA

   Bruce Wimberly

   Wade Slome

   Jerry Sullivan

VEEDOT

   John Small Jr.

VISTA

   Glenn Fogle

   David Hollond

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

MID CAP GROWTH

SMALL CAP GROWTH

The information  under this heading has been provided by MSA, the subadvisor for
Mid Cap Growth and Small Cap Growth.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's  portfolio  managers or members of the investment  team as identified in the  prospectus  may also manage other mutual funds,  other pooled investment  vehicles that are not  registered  mutual funds,  and other accounts managed for organizations  and individuals.  The table below identifies for each person,  the number of accounts (other than the funds),  for which he or she has day-to-day  management  responsibilities  and the total assets in such accounts, within each of the following categories:  registered investment companies, other
pooled   investment   vehicles,   and  other  accounts.   These  categories  are
collectively  referred to as "accounts."  None of the accounts  identified below pays advisory fees that are based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JANUARY 31, 2006)
-----------------------------------------------------------------------------------------------
                                                                               OTHER ACCOUNTS
                                                          OTHER POOLED         (E.G., SEPARATE
                                                          INVESTMENT VEHICLES  ACCOUNTS AND
                                                          (E.G., COMMINGLED    CORPORATE ACCOUNTS
                                           REGISTERED     TRUSTS AND           INCLUDING INCUBATION
                                           INVESTMENT     529 EDUCATION        STRATEGIES AND
                                           COMPANIES      SAVINGS PLANS)       CORPORATE MONEY)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
MID CAP GROWTH
                     --------------------------------------------------------------------------
William R.           Number of Other            x            x
 Walker              Accounts Managed
                     --------------------------------------------------------------------------
                     Assets in Other            x            x
                     Accounts Managed
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------
William R.           Number of Other            x            x
 Walker              Accounts Managed
                     --------------------------------------------------------------------------
                     Assets in Other            x            x
                     Accounts Managed
-----------------------------------------------------------------------------------------------

COMPENSATION OF PORTFOLIO MANAGERS

MSA has adopted a system of  compensation  for portfolio  managers that seeks to attract,  motivate and retain high quality  investment  personnel  and align the financial  interests of the portfolio  managers with the  performance of MSA and its  clients.  A portfolio  manager's  compensation  consists  primarily  of the following three components: a base salary, annual variable compensation and, for certain portfolio  managers,  long-term variable  compensation.  Eligibility and participation  in the annual and  long-term  variable  compensation  programs is determined on a year-to-year  basis.  Each portfolio manager is also eligible to participate in benefit plans and programs  available  generally to all employees of MSA.

A portfolio  manager's total  compensation is determined  through a process that combines both objective and subjective criteria.  Initially, at the beginning of each year,  compensation targets are determined for each portfolio manager based on market factors and the skill, experience and tenure of the portfolio manager.
The  compensation  target is then allocated  among base salary,  annual variable compensation  and long-term  variable  compensation  based on a formula for each portfolio manager.

At the end of the year, the portfolio  manager's  performance is evaluated using both objective and subjective  criteria.  Primary  consideration is given to the historic  investment  performance of accounts  managed by the portfolio  manager over both a one-year and a four-year  period,  with more weight  typically being given to the longer-term performance. The performance of each account managed by the  portfolio  manager  is  measured  against a relevant  peer group  and/or an applicable benchmark, as deemed appropriate. If a portfolio manager manages more than one account,  performance  is weighted  based on a combination  of factors, including  the  number  and type of  accounts  managed,  and the  assets in each account.

The evaluation process also includes a subjective  evaluation of competencies or behaviors  deemed  important to achieving  MSA's  overall  business  objectives.
Subjective   criteria  may  include   considerations   such  as  management  and
supervisory   responsibilities,   market   factors,   complexity  of  investment
strategies,  length of  service,  team  building  efforts  and  successes,  risk management  initiatives  and  leadership  contributions.  A portfolio  manager's compensation is then  determined by applying a multiplier  (which can be greater or less than 1.0) based on the annual evaluation of the objective and subjective criteria to the targeted compensation. Long-term variable pay grants are made on an annual basis and are credited to a deferred  account that accrues interest on the balances.  Awarded grants vest over a three to five-year  vesting period and are paid upon vesting.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio  manager is responsible for the management  of more than one account.  The  principal  types of these  potential conflicts may include:

TIME AND ATTENTION.  The  management of multiple Funds and/or  accounts may give rise to potential  conflicts of interest as the portfolio  manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  This could result in a portfolio  manager  devoting unequal time and attention to the management  of each Fund and/or  other  accounts.  The effect of this  potential conflict  may be more  pronounced  where  Funds  and/or  accounts  overseen by a
particular  portfolio  manager  have  different  objectives,   benchmarks,  time
horizons, and fees.

LIMITED  INVESTMENT  OPPORTUNITIES.  If a portfolio manager identifies a limited investment  opportunity that may be suitable for multiple Funds and/or accounts, the opportunity  may be allocated  among these several Funds or accounts,  which may limit a Fund's ability to take full advantage of the investment opportunity.
MSA and Templeton  seek to manage such potential  conflicts by using  procedures intended to provide a fair allocation of buy and sell opportunities  among Funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits  available to the portfolio manager differ among the Funds and/or accounts that he or she manages.  If the structure of the  investment  adviser's management fee and/or the portfolio manager's  compensation  differs among Funds and/or  accounts (such as where certain Funds or accounts pay higher  management fees or  performance-based  management  fees),  the  portfolio  manager might be motivated to help certain Funds and/or  accounts over others.  In addition,  the portfolio  manager might be motivated to favor Funds and/or accounts in which he or she has an interest or in which the investment  adviser and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio  manager's  performance record or to derive other rewards, financial or  otherwise,  could  influence  the  portfolio  manager in affording
preferential   treatment  to  those  Funds  and/or   accounts  that  could  most
significantly benefit the portfolio manager.

PERSONAL  ACCOUNTS.  Portfolio  managers  may be  permitted to purchase and sell securities  for their own personal  accounts or the personal  accounts of family members,  which could potentially  influence the portfolio  manager's  decisions with  respect to  purchasing  or selling the same  securities  for the Fund.  To mitigate this  potential  conflict of interest,  MSA and Templeton  have adopted
Codes  of  Ethics  or other  policies  and  procedures  governing  the  personal securities transactions of their portfolio managers.

DIFFERING  STRATEGIES.  At times,  a  portfolio  manager may  determine  that an investment  opportunity  may be  appropriate  for only some of the funds  and/or accounts for which he or she exercises investment responsibility,  or may decide that certain of the funds and/or accounts  should take differing  positions with respect to a particular  security.  In these cases,  the  portfolio  manager may place separate  transactions  for one or more funds or accounts which may affect the market price of the security or the execution of the  transaction,  or both, to the detriment or benefit of one or more other funds and/or accounts.

MSA and the fund have adopted compliance polices and procedures,  as applicable, that are designed to address these,  and other,  types of conflicts of interest.
There is no guarantee,  however,  that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

The table  below  identifies  ownership  of fund  securities  by each  portfolio manager as of January 31, 2006.

OWNERSHIP OF SECURITIES
                                                         AGGREGATE DOLLAR RANGE
                                                         OF SECURITIES IN FUND

MID CAP GROWTH

   William R. Walker

SMALL CAP GROWTH

   William R. Walker

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware  and software  and  personnel  for the day-to-day  administration of the funds and the advisor.  The advisor pays ACS's costs for serving as transfer agent and dividend-paying  agent for the funds out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page x.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page x. ACIS does not earn  commissions for  distributing  the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JP Morgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the funds' assets.  The custodians  take no part in determining the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the funds, Deloitte & Touche LLP and an affiliate provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

CAPITAL GROWTH,  CAPITAL VALUE,  FOCUSED GROWTH,  FUNDAMENTAL EQUITY,  GIFTRUST,
GROWTH,  HERITAGE,  MID CAP  GROWTH NEW  OPPORTUNITIES,  NEW  OPPORTUNITIES  II,
SELECT,  SMALL CAP  GROWTH,  ULTRA,  VEEDOT,  VISTA,  AND THE EQUITY  PORTION OF
BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting  brokers.  For Mid Cap Growth and Small Cap  Growth,  the  advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and dealers.  The advisor or subadvisor evaluates such information and services, together  with all  other  information  that it may  have,  in  supervising  and managing the investments of the funds. Because such information and services may vary in amount,  quality and reliability,  their influence in selecting  brokers varies  from none to very  substantial.  The  advisor or  subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information and services.  Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such  information and services for the purpose of reducing  the expense of providing  required  services to the funds.  In the years  ended  October  31,  2005,  2004 and 2003,  the  brokerage commissions  of each fund are listed in the  following  table.  Because  Mid Cap
Growth and Small Cap Growth  were not in  operation  as of the fiscal  year end, they are not included.

FUND                       2005                  2004                     2003
--------------------------------------------------------------------------------
Balanced                                     $1,223,255               $1,606,559
--------------------------------------------------------------------------------
Capital Growth                                $1,342(1)                      N/A
--------------------------------------------------------------------------------
Capital Value                                $76,585(2)                  $41,498
--------------------------------------------------------------------------------
Focused Growth              (3)                     N/A                      N/A
--------------------------------------------------------------------------------
Fundamental Equity          (4)                     N/A                      N/A
--------------------------------------------------------------------------------
Giftrust                                  $3,433,171(5)               $1,826,653
--------------------------------------------------------------------------------
Growth                                       $8,405,085              $11,633,672
--------------------------------------------------------------------------------
Heritage                                  $5,217,528(5)               $2,689,688
--------------------------------------------------------------------------------
New Opportunities                            $1,521,059               $1,463,909
--------------------------------------------------------------------------------
New Opportunities II                           $231,389                 $167,785
--------------------------------------------------------------------------------
Select                                    $3,551,910(6)               $6,445,767
--------------------------------------------------------------------------------
Ultra                                     $9,440,731(6)              $25,150,177
--------------------------------------------------------------------------------
Veedot                                       $1,597,322               $1,873,205
--------------------------------------------------------------------------------
Vista                                        $6,049,997               $5,927,293
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(2)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND IN 2004 WAS A RESULT
     OF AN INCREASE IN THE FUND'S ASSETS UNDER MANAGEMENT.

(3)  FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(5)  THE INCREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND IN 2004 WAS A RESULT
     OF HIGHER PORTFOLIO TURNOVER DURING THAT SAME PERIOD.

(6)  THE DECREASE IN BROKERAGE COMMISSIONS PAID BY THE FUND IN 2004 WAS A RESULT
     OF LOWER PORTFOLIO TURNOVER DURING THE SAME PERIOD.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of the broker or dealer is a function of market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  from and to dealers  who provide  services  or  research, statistical  and  other  information  to the  funds  and to  the  advisor.  Such information or services will be in addition to, and not in lieu of, the services required to be performed  by the  advisor,  and the expenses of the advisor will not  necessarily  be  reduced as a result of the  receipt  of such  supplemental information.

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices).

REGULAR BROKER-DEALERS

As of its most recently  completed  fiscal year,  each of the funds listed below owned  securities  of its  regular  brokers or dealers (as defined by Rule 10b-1 under the Investment  Company Act of 1940) or of their parent companies.  As new funds, Mid Cap Growth and Small Cap Growth are not included in the table below.

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
FUND                   BROKER, DEALER OR PARENT              OCTOBER 31, 2005
--------------------------------------------------------------------------------
BALANCED               Citigroup Inc.
                       ---------------------------------------------------------
                       Wachovia Corp.
                       ---------------------------------------------------------
                       American Express Co.
                       ---------------------------------------------------------
                       Morgan Stanley
                       ---------------------------------------------------------
                       B-UBS Commercial Mortgage
                       ---------------------------------------------------------
                       Goldman Sachs Group, Inc.
                       ---------------------------------------------------------
                       Bear Stearns Companies, Inc.
                       ---------------------------------------------------------
                       Merrill Lynch Mortgage Investors, Inc.
--------------------------------------------------------------------------------
Capital Growth         American Express Co.
                       ---------------------------------------------------------
                       Goldman Sachs Group, Inc.
--------------------------------------------------------------------------------
Capital Value          Citigroup Inc
                       ---------------------------------------------------------
                       Wachovia Corp
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.
                       ---------------------------------------------------------
                       Morgan Stanley
                       ---------------------------------------------------------
                       Fiserv, Inc.
--------------------------------------------------------------------------------

                                                             VALUE OF SECURITIES
                                                             OWNED AS OF
FUND                   BROKER, DEALER OR PARENT              OCTOBER 31, 2005
--------------------------------------------------------------------------------
Focused Growth         None

--------------------------------------------------------------------------------
Fundamental Equity     None

--------------------------------------------------------------------------------
Giftrust               None

--------------------------------------------------------------------------------
Growth                 American Express Co.
                       ---------------------------------------------------------
                       Goldman Sachs Group, Inc.
--------------------------------------------------------------------------------
Heritage               None

--------------------------------------------------------------------------------
New Opportunities      None

--------------------------------------------------------------------------------
New Opportunities II   None

--------------------------------------------------------------------------------
Select                 Citigroup Inc.
                       ---------------------------------------------------------
                       American Express Co.
--------------------------------------------------------------------------------
Ultra                  Citigroup Inc.
                       ---------------------------------------------------------
                       American Express Co.
                       ---------------------------------------------------------
                       The Goldman Sachs Group, Inc.
                       ---------------------------------------------------------
                       Merrill Lynch & Co., Inc.
--------------------------------------------------------------------------------
Veedot                 A.G. Edwards, Inc.
--------------------------------------------------------------------------------
Vista                  None
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within  their  respective  series,  all  shares  have  equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition for the funds generally; and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent directors or by vote of a majority of outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor  a fee equal to 0.25%  annually  of the average daily net asset value of the A Class  shares.  The  distributor  may use these fees to pay for certain ongoing  shareholder and  administrative  services
(as described below) and for distribution services,  including past distribution services (as described  below).  This payment is fixed at 0.25% and is not based on expenses  incurred by the  distributor.  During the fiscal year ended October
31, 2005, the aggregate amount of fees paid under the A Class plan was:

     Capital Growth                         $
     Fundamental Equity                     $
     New Opportunities II                   $
     Select                                 $

Because  the A  Classes  of Mid Cap  Growth  and Small  Cap  Growth  were not in operation as of the fiscal year end, no fees were paid under the A Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the B Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses  incurred by the distributor.  During the fiscal year ended October 31,
2005, the aggregate amount of fees paid under the B Class plan was:

     Capital Growth                         $
     Fundamental Equity                     $
     New Opportunities II                   $
     Select                                 $

Because  the B  Classes  of Mid Cap  Growth  and Small  Cap  Growth  were not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)who  offer  the B Class  shares  for  the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended October 31, 2005, the aggregate amount of fees paid under the C Class Plan was:

     Capital Growth                     $
     Fundamental Equity                 $
     Growth                             $
     Heritage                           $
     New Opportunities II               $
     Ultra                              $
     Select                             $
     Vista                              $

Because  the C  Classes  of Mid Cap  Growth  and Small  Cap  Growth  were not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended October 31, 2005,  the aggregate amount of fees paid under the R Class Plan was:

     Capital Growth                $
     Growth                        $
     Select                        $
     Ultra                         $
     Vista                         $

Because the R Class of Mid Cap Growth and Small Cap Growth was not in  operation as of the fiscal year end, no fees were paid under the R Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel) who offer the R Class shares for the services,  as described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks, insurance companies,  and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor Class shares,  and the funds' Board of Directors has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the funds'  distributor  0.50% annually of the aggregate average daily assets of the funds'  Advisor  Class  shares,  0.25%  of which  is paid  for  certain  ongoing shareholder and administrative  services (as described below) and 0.25% of which is paid for  distribution  services,  including past  distribution  services (as described  below).  This  payment is fixed at 0.50% and is not based on expenses incurred by the distributor.  During the fiscal year ended October 31, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

     Balanced                           $
     Capital Value                      $
     Growth                             $
     Heritage                           $
     Select                             $
     Ultra                              $
     Vista                              $

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services, as described  below.  No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar  administrative  and sub-transfer  agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended October 31, 2005, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Balanced                           $
     Capital Value                      $
     Growth                             $
     Heritage                           $
     Select                             $
     Ultra                              $
     Vista                              $

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2005, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Balanced                           $
     Capital Value                      $
     Growth                             $
     Heritage                           $
     Select                             $
     Ultra                              $
     Vista                              $

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectuses for those classes in the section titled "Investing
Through a  Financial  Intermediary."  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived
in  the  following   situations  due  to  sales   efficiencies  and  competitive
considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

[A CLASS CDSCS PAID--INFO TO COME]

The aggregate CDSC paid to the  distributor for the B Class shares in the fiscal year ended October 31, 2005, were Select, $x and New Opportunities II, $x.

The aggregate CDSC paid to the  distributor for the C Class shares in the fiscal year ended  October 31, 2005 were  Growth,  $ ; Select,  $ ; Vista,  $ ; Capital
Growth,  $;  Fundamental  Equity,  $; New  Opportunities  II, $ ; Ultra; $ ; and
Heritage, $.

Because Mid Cap Growth and Small Cap Growth had not  commenced  operations as of the fiscal year end, they are not included.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                            DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                          5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                          4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                        3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                        2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                        1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                    1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                    0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                   0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the funds in the same  manner  in which  they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends-received  deduction  to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of October 31, 2005,  the funds in the table below had the following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions  until the loss has been offset or expired.  Because
Mid Cap Growth and Small Cap Growth were not in  operation as of the fiscal year end, they are not included in the table below.

 FUND                   2008        2009         2010        2011         2012
 -------------------------------------------------------------------------------
 Balanced
--------------------------------------------------------------------------------
 Capital Growth
--------------------------------------------------------------------------------
 Capital Value
--------------------------------------------------------------------------------
 Focused Growth
--------------------------------------------------------------------------------
 Fundamental Growth
--------------------------------------------------------------------------------
 Giftrust
--------------------------------------------------------------------------------
 Growth
--------------------------------------------------------------------------------
 Heritage
--------------------------------------------------------------------------------
 New Opportunities
--------------------------------------------------------------------------------
 New Opportunities II
--------------------------------------------------------------------------------
 Select
--------------------------------------------------------------------------------
 Ultra
--------------------------------------------------------------------------------
 Veedot
--------------------------------------------------------------------------------
 Vista
--------------------------------------------------------------------------------

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The funds'  financial  statements  have been  audited by  Deloitte & Touche LLP, independent  registered public accounting firm. The funds' Report of Independent
Registered Public Accounting Firm and the financial  statements  included in the funds'  annual  reports  for  the  fiscal  year  ended  October  31,  2005,  are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses,  some of the funds will invest in fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.
--------------------------------------------------------------------------------
BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated BB,  but  currently  has the  capacity  to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.
--------------------------------------------------------------------------------
C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

--------------------------------------------------------------------------------
Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.
--------------------------------------------------------------------------------
Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.

--------------------------------------------------------------------------------
AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.
--------------------------------------------------------------------------------
A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.

--------------------------------------------------------------------------------
BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D     The ratings of obligations in these categories are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               DDD obligations have the highest  potential for recovery,  around
               90%-100%  of  outstanding   amounts  and  accrued  interest.   DD
               indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

               Entities rated in these  categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the  highest prospect for  resumption of  performance  or continued  operation with or without a formal reorganization  process.  Entities rated
               DD and D are  generally  undergoing  a formal  reorganization  or liquidation  process;  those  rated DD are  likely  to  satisfy a higher portion of their outstanding  obligations,  while entities rated D have a poor prospect of repaying all obligations.

--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------
S&P      MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1      Prime-1    This  indicates that the degree of safety  regarding  timely
         (P-1)      payment is  strong.  Standard & Poor's  rates  those  issues
                    determined    to    possess    extremely    strong    safety
                    characteristics as A-1+.
.................................................................................
A-2      Prime-2    Capacity  for  timely   payment  on   commercial   paper  is
         (P-2)      satisfactory,  but the  relative  degree of safety is not as high as for  issues  designated  A-1.  Earnings  trends  and coverage  ratios,  while  sound,  will  be more  subject  to
                    variation.   Capitalization  characteristics,   while  still
                    appropriated,  may be more affected by external  conditions.
                    Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3    Satisfactory  capacity  for timely  repayment.  Issues  that
         (P-3)      carry  this  rating  are  somewhat  more  vulnerable  to the adverse changes in circumstances  than obligations  carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS

--------------------------------------------------------------------------------
S&P    MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1          Notes are of the highest  quality  enjoying strong
                              protection  from  established  cash flows of funds
                              for  their  servicing  or  from   established  and
                              broad-based  access to the market for refinancing,
                              or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2          Notes  are  of  high  quality,   with  margins  of
                              protection ample,  although not so large as in the
                              preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3          Notes are of favorable quality,  with all security
                              elements accounted for, but lacking the undeniable
                              strength of the  preceding  grades.  Market access
                              for  refinancing,  in particular,  is likely to be
                              less well established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4          Notes are of adequate  quality,  carrying specific
                              risk but having  protection  and not distinctly or
                              predominantly speculative.
--------------------------------------------------------------------------------

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

americancentury.com

FAX

816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS

1-800-345-3533

SH-SAI-43933   0603

AMERICAN CENTURY MUTUAL FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth  Century  Investors,  Inc.,
dated June 26,  1990  (filed  electronically  as Exhibit  b1a to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century Investors,  Inc., dated
November  19,  1990  (filed  electronically  as  Exhibit  b1b to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
Maryland   corporation  and  Twentieth  Century  Investors,   Inc.,  a  Delaware
corporation,  dated  February 22, 1991 (filed  electronically  as Exhibit b1c to
Post-Effective  Amendment No. 73 to the Registration Statement of the Registrant
on February 29, 1996, File No. 2-14213, and incorporated herein by reference).

          (4) Articles of Amendment of Twentieth Century Investors,  Inc., dated
August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
September  2,  1993  (filed  electronically  as  Exhibit  b1e to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective  Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
October  11,  1995  (filed  electronically  as  Exhibit  b1g  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
January  22,  1996  (filed  electronically  as  Exhibit  b1h  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective  Amendment
No. 75 to the  Registration  Statement of the Registrant on June 14, 1996,  File
No. 2-14213, and incorporated herein by reference).

          (10) Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit a10 to Post-Effective
Amendment No. 85 to the Registration Statement of the Registrant on September 1,
1999, File No. 2-14213, and incorporated herein by reference).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
December  2,  1996  (filed  electronically  as  Exhibit  b1j  to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit b1k to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated July 28,  1997  (filed  electronically  as Exhibit  b1l to  Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 28, 1997 (filed  electronically  as Exhibit a13 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (15)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated December 18, 1997 (filed  electronically  as
Exhibit a14 to Post-Effective  Amendment No. 83 to the Registration Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 18, 1997 (filed  electronically  as Exhibit b1m to Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 25, 1999 (filed  electronically  as Exhibit a16 to  Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 16, 1999 (filed  electronically  as Exhibit a17 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 2, 1999 (filed  electronically  as Exhibit  a19 to  Post-Effective
Amendment No. 89 to the Registration  Statement of the Registrant on December 1,
2000, File No. 2-14213, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 19, 1999 (filed  electronically  as Exhibit a19 to Post-Effective
Amendment No. 87 to the Registration Statement of the Registrant on November 29,
1999, File No. 2-14213, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  March 5, 2001  (filed  electronically  as Exhibit  a21 to  Post-Effective
Amendment No. 93 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 2-14213, and incorporated herein by reference).

          (22) Certificate of Correction to Articles Supplementary,  dated April
3, 2001 (filed electronically as Exhibit a22 to Post-Effective  Amendment No. 93
to the  Registration  Statement of the  Registrant  on April 20, 2001,  File No.
2-14213, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 14,  2002  (filed  electronically  as Exhibit  a23 to  Post-Effective
Amendment No. 98 to the Registration  Statement of the Registrant on October 10,
2002, File No. 2-14213, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds, Inc., dated June 25, 2002 (filed electronically as Exhibit
a24 to  Post-Effective  Amendment  No. 98 to the  Registration  Statement of the
Registrant on October 10, 2002, File No.  2-14213,  and  incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 12, 2003 (filed  electronically  as Exhibit a25 to Post-Effective
Amendment No. 100 to the  Registration  Statement of the  Registrant on February
28, 2003, File No. 2-14213, and incorporated herein by reference).

          (26)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated February 28, 2003 (filed  electronically  as
Exhibit a26 to Post-Effective Amendment No. 101 to the Registration Statement of
the Registrant on August 28, 2003, File No. 2-14213,  and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 14, 2003 (filed  electronically  as Exhibit a27 to  Post-Effective
Amendment No. 102 to the Registration  Statement of the Registrant on August 28,
2003, File No. 2-14213, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 14, 2004 (filed  electronically  as Exhibit a28 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 17, 2004 (filed  electronically  as Exhibit a29 to Post-Effective
Amendment No. 106 to the  Registration  Statement of the  Registrant on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (30) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 13, 2005 (filed  electronically  as Exhibit a30 to  Post-Effective
Amendment No. 109 to the  Registration  Statement of the  Registrant on February
25, 2005, File No. 2-14213, and incorporated herein by reference).

          (31) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 22,  2005  (filed  electronically  as Exhibit  a31 to  Post-Effective
Amendment No. 111 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 2-14213, and incorporated herein by reference).

          (32) Articles Supplementary of American Century Mutual Funds, Inc. (to
be filed by amendment).

     (b)  Amended  and  Restated  By-laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective  Amendment  No.  106  to  the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article  Seventh,  and Article Eighth,  of Registrant's
Articles of Incorporation,  appearing as Exhibit (a)(1) herein and Article Fifth of  Registrant's  Articles of Amendment,  appearing as Exhibit (a)(4) herein and
Sections  3, 4, 5, 6, 7, 8, 9, 10,  11, 22, 25, 30, 31, 32, 33, 39, 40 and 51 of
Registrant's  Amended and Restated Bylaws,  incorporated  herein by reference as
Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated July 29,  2005  (filed  electronically  as
Exhibit d to Post-Effective  Amendment No. 111 to the Registration  Statement of
the Registrant on July 28, 2005, File No. 2-14213,  and  incorporated  herein by reference).

          (2) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc. (to be filed by amendment).

          (3) Investment  Subadvisory Agreement with Mason Street Advisors,  LLC
(to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc., dated September 29, 2005 (filed  electronically  as
Exhibit e to  Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration Statement of the Registrant on February 28, 1997, File No. 2-14213,
and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1,  1991  (filed  electronically  as  Exhibit  9 to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm (to be filed by amendment).

          (2) Power of Attorney,  dated December 13, 2005 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 39 to the Registration  Statement
of American  Century  World Mutual  Funds,  Inc. on December 14, 2005,  File No.
33-39242, and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   December  13,  2005  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century World Mutual Funds, Inc. on December
14, 2005, File No. 33-39242, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
the Registrant on July 17, 1997, File No. 2-14213,  and  incorporated  herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
the Registrant on February 26, 1998, File No. 2-14213,  and incorporated  herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
the Registrant on November 29, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
the Registrant on December 13, 2001, File No. 2-14213,  and incorporated  herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of  American  Century  World  Mutual  Funds,  Inc. on April 19,  2001,  File No.
33-39242, and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  26 to  the
Registration  Statement of American Century World Mutual Funds,  Inc. on October
1, 2002, File No. 33-39242, and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (20)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

          (21) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (22)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (23)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (24)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (25)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (26)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (27)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class) (to be filed by amendment).

          (28) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (29)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (30)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement  of the  Registrant  on  November  29,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (31)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (32)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (33)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (34)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

          (35) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (36)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (37)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (38)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of the Registrant on July 28, 2005, File No. 2-14213, and incorporated herein by reference).

          (39)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (40)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment No. 106 to the  Registration  Statement of the  Registrant on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment No. 111 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 2-14213, and incorporated herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3)  Mason  Street  Advisors,  LLC  Code of  Ethics  (to be  filed  by amendment).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  corporation.  Section  2-418 of the General
Corporation  Law of Maryland  allows a Maryland  corporation  to  indemnify  its directors,  officers,  employees  and  agents  to the  extent  provided  in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  corporation's  directors  and  officers  to the  extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of the Investment Advisor

     None.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices             Positions and Offices
Business Address*         with Underwriter                  with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.     Director                          Director and
                                                            Co-Vice Chairman

James E. Stowers III      Chairman and Director             Director and
                                                            Co-Vice Chairman

William M. Lyons          President, Chief Executive        President
                          Officer and Director

Robert T. Jackson         Executive Vice President,         Executive Vice
                          Chief Financial Officer           President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President             none

Brian Jeter               Senior Vice President             none

Mark Killen               Senior Vice President             none

David Larrabee            Senior Vice President             none

Barry Mayhew              Senior Vice President             none

David C. Tucker           Senior Vice President             Senior Vice
                          and General Counsel               President and
                                                            General Counsel

Clifford Brandt           Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century Mutual Funds,  Inc.,  American Century  Services,
LLC and American Century Investment  Management,  Inc., all located at 4500 Main
Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not Applicable.

Item 30. Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 14th day of December, 2005.

                              AMERICAN CENTURY MUTUAL FUNDS, INC.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  ----------------------------------------------
                                  President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

*William M. Lyons            President and                     December 14, 2005
----------------------       Principal Executive Officer
William M. Lyons

*Maryanne Roepke             Senior Vice President,            December 14, 2005
----------------------       Treasurer and Chief
Maryanne Roepke              Financial Officer

*James E. Stowers, Jr.       Co-Vice Chairman of the           December 14, 2005
----------------------       Board and Director
James E. Stowers, Jr.

*James E. Stowers III        Co-Vice Chairman of the           December 14, 2005
----------------------       Board and Director
James E. Stowers III

*Thomas A. Brown             Director                          December 14, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.       Director                          December 14, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                          December 14, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt             Chairman of the                   December 14, 2005
----------------------       Board and Director
Donald H. Pratt

*Gale E. Sayers              Director                          December 14, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord      Director                          December 14, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster          Director                          December 14, 2005
----------------------
Timothy S. Webster

*By:   /s/ Kathleen Gunja Nelson
       --------------------------------------------
       Kathleen Gunja Nelson
       Attorney-in-Fact
       (pursuant to a Power of Attorney
       dated December 13, 2005